ARTISAN FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 21, 2007

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)

DATED JANUARY 1, 2007

ARTISAN INTERNATIONAL VALUE FUND

The Investor Share class of Artisan International Value Fund is closed to certain new investors. The Investor Share class remains open to existing investors, new 401(k) plans and their participants, and other investors who meet the eligibility requirements. The Fund’s Institutional Share class also remains open to new investors eligible to invest in Institutional Shares.

Eligibility requirements for the Fund’s Investor Share class are described under the heading “Who is Eligible to Invest in a Closed Artisan Fund?” beginning on page 32 of Artisan Funds’ Investor Shares prospectus.

The following paragraph is inserted after the last paragraph on page 7 of Artisan Funds’ Investor Shares prospectus:

Artisan International Value Fund’s Investor Share class is closed to most new investors. See “Investing with Artisan Funds – Who is Eligible to Invest in a Closed Artisan Fund?” for new account eligibility criteria.

The following sentence replaces the first sentence under the heading “Who is Eligible to Invest in a Closed Artisan Fund?” on page 32 of Artisan Funds’ Investor Shares prospectus:

Artisan International Small Cap Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund and Artisan International Value Fund’s Investor Share class are closed to most new investors.

ARTISAN INTERNATIONAL SMALL CAP FUND

Artisan International Small Cap Fund may invest in participation certificates. Participation certificates are equity-linked securities that allow investors to gain economic exposure to a security of a non-U.S. company without a direct investment in that security. Participation certificates typically are issued by a bank or broker-dealer. The bank or broker-dealer has an obligation to pay the Fund an amount based on the value of the underlying security at the time the participation certificate is redeemed. The Fund will not invest more than 10% of its net assets measured at the time of purchase in participation certificates.

The following paragraph is inserted immediately before the first complete paragraph on page 5 of Artisan Funds’ Investor Shares prospectus:

The Fund may invest up to 10% of its net assets measured at the time of purchase in participation certificates. Participation certificates are equity-linked securities that provide economic exposure to a security of a non-U.S. company without a direct investment in that security. Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security.

The following table and bullet point replace the table of principal investment risks and the first bullet point following that table on page 19 of Artisan Funds’ Investor Shares prospectus:

The principal investment risks specific to each Fund follow:

RISKS	Int’l	Int’l Small Cap	Int’l Value	Mid Cap	Mid Cap Value	Opportunistic Value	Small Cap	Small Cap Value
Foreign Investing Risks	•	•	•			•
Emerging Market Risks	•	•	•			•
Currency Risks	•	•	•			•
Medium-Sized Company Risks	•	•	•	•	•	•
Small Company Risks	•	•	•				•	•
Growth Investing Risks	•	•		•			•
Value Investing Risks			•		•	•		•
Participation Certificates Risks		•
Counterparty Risks		•

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to ADRs and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The following bullet points are inserted after the last bullet point on page 20 of Artisan Funds’ Investor Shares prospectus:

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Participation Certificates Risks. The value of participation certificates is tied to the performance of the underlying equity security. The price, performance and liquidity of participation certificates are all linked directly to the underlying security, so that investing in participation certificates subjects the Fund to the risks associated with an investment in the underlying equity security.

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Counterparty Risks. Investing in participation certificates subjects the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

ARTISAN MID CAP FUND

Artisan Mid Cap Fund is co-managed by Andrew C. Stephens and James D. Hamel, CFA. Shayne M. John serves as Associate Portfolio Manager of the Fund. The following paragraph replaces the first paragraph under the subheading “Artisan Mid Cap Fund” on page 29 of Artisan Funds’ Investor Shares prospectus:

Artisan Mid Cap Fund is co-managed by Andrew C. Stephens and James D. Hamel, CFA. Shayne M. John serves as Associate Portfolio Manager of the Fund.

The following paragraph replaces the last paragraph under the subheading “Artisan Mid Cap Fund” on page 29 of Artisan Funds’ Investor Shares prospectus:

Mr. John joined Artisan Partners in May 2007. Prior to joining Artisan Partners, Mr. John was a portfolio manager for NCM Capital Management Group Inc.’s mid-cap growth separate account portfolios. Mr. John holds a B.B.A. in Business Administration and Economics from Coe College.

The following sentence replaces the last sentence of the second complete paragraph on page 9 of Artisan Funds’ Investor Shares prospectus:

Although, as described above, the Fund may invest and reinvest in companies within a broad capitalization range, the Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

ARTISAN MID CAP VALUE FUND

Effective October 1, 2007, the following sentence replaces the last sentence of the first complete paragraph on page 11 of Artisan Funds’ Investor Shares prospectus:

Although, as described above, the Fund may reinvest in companies within a broader capitalization range, the Fund generally will not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.

ARTISAN OPPORTUNISTIC VALUE FUND

Effective October 1, 2007, the following sentence replaces the second sentence of the second paragraph on page 13 of Artisan Funds’ Investor Shares prospectus:

The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may reinvest in a company with a lower market capitalization.

ARTISAN SMALL CAP FUND

Effective October 1, 2007, the following sentence replaces the first sentence of the paragraph directly under the subheading “Security Selection” on page 14 of Artisan Funds’ Investor Shares prospectus:

As a first step in the security selection process, Artisan applies quantitative assessments to companies with market capitalizations between $300 million and $2.5 billion to identify companies meeting Artisan’s standards for earnings growth and sustainable growth prospects, positive cash flow and trading liquidity.

Additionally, the following sentence replaces the last sentence of the first paragraph on page 15 of Artisan Funds’ Investor Shares prospectus:

Although, as described above, the Fund may reinvest in companies within a broader capitalization range, the Fund will not initiate a position in a company unless it has a market capitalization between $300 million and $2.5 billion.

ARTISAN SMALL CAP VALUE FUND

Effective October 1, 2007, the following sentence replaces the last sentence of the first paragraph on page 17 of Artisan Funds’ Investor Shares prospectus:

Although, as described above, the Fund may reinvest in companies within a broader capitalization range, the Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.

ARTISAN FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 21, 2007

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Institutional Shares)

DATED JANUARY 1, 2007

ARTISAN EMERGING MARKETS FUND

Artisan Emerging Markets Fund may invest in participation certificates. Participation certificates are equity-linked securities that allow investors to gain economic exposure to a security of a non-U.S. company without a direct investment in that security. Participation certificates typically are issued by a bank or broker-dealer. The bank or broker-dealer has an obligation to pay the Fund an amount based on the value of the underlying security at the time the participation certificate is redeemed. The Fund will not invest more than 10% of its net assets measured at the time of purchase in participation certificates.

The following paragraph is inserted immediately before the first complete paragraph on page 2 of Artisan Funds’ Institutional Shares prospectus:

The Fund may invest up to 10% of its net assets measured at the time of purchase in participation certificates. Participation certificates are equity-linked securities that provide economic exposure to a security of a non-U.S. company without a direct investment in that security. Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security.

The following table and bullet point replace the table of principal investment risks and the first bullet point following that table on page 8 of Artisan Funds’ Institutional Shares prospectus:

The principal investment risks specific to each Fund follow:

RISKS	Emerging Markets	Int’l	Int’l Value	Mid Cap
Foreign Investing Risks	•	•	•
Emerging Market Risks	•	•	•
Currency Risks	•	•	•
Medium-Sized Company Risks	•	•	•	•
Small Company Risks	•	•	•
Growth Investing Risks	•	•		•
Value Investing Risks			•
Participation Certificates Risks	•
Counterparty Risks	•

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to ADRs and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The following bullet points are inserted after the last bullet point on page 9 of Artisan Funds’ Institutional Shares prospectus:

•

Participation Certificates Risks. The value of participation certificates is tied to the performance of the underlying equity security. The price, performance and liquidity of participation certificates are all linked directly to the underlying security, so that investing in participation certificates subjects the Fund to the risks associated with an investment in the underlying equity security.

•

Counterparty Risks. Investing in participation certificates subjects the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

ARTISAN MID CAP FUND

Artisan Mid Cap Fund is co-managed by Andrew C. Stephens and James D. Hamel, CFA. Shayne M. John serves as Associate Portfolio Manager of the Fund. The following paragraph replaces the first paragraph under the subheading “Artisan Mid Cap Fund” on page 15 of Artisan Funds’ Institutional Shares prospectus:

Artisan Mid Cap Fund is co-managed by Andrew C. Stephens and James D. Hamel, CFA. Shayne M. John serves as Associate Portfolio Manager of the Fund.

The following paragraph replaces the last paragraph under the subheading “Artisan Mid Cap Fund” on page 15 of Artisan Funds’ Institutional Shares prospectus:

Mr. John joined Artisan Partners in May 2007. Prior to joining Artisan Partners, Mr. John was a portfolio manager for NCM Capital Management Group Inc.’s mid-cap growth separate account portfolios. Mr. John holds a B.B.A. in Business Administration and Economics from Coe College.

The following sentence replaces the last sentence of the first partial paragraph on page 7 of Artisan Funds’ Institutional Shares prospectus:

Although, as described above, the Fund may invest and reinvest in companies within a broad capitalization range, the Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

ARTISAN FUNDS, INC.

INVESTOR SHARES

Artisan International Fund

Artisan International Small Cap Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Opportunistic Value Fund

Artisan Small Cap Fund

Artisan Small Cap Value Fund

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2007 as supplemented on September 21, 2007

Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund (each, a “Fund,” together, the “Funds”) are series of Artisan Funds, Inc. (“Artisan Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Investor Shares prospectus of the Funds dated January 1, 2007 and any supplement to the prospectus. The Funds’ financial statements for the fiscal year ended September 30, 2006, including the notes thereto and the report of Ernst & Young LLP thereon, are incorporated herein by reference from the Funds’ annual report to shareholders. A copy of the Funds’ annual report must accompany delivery of this Statement of Additional Information. A copy of the prospectus for the Funds’ Investor Shares can be obtained without charge by calling (800) 344-1770, by writing to Artisan Funds, P.O. Box 8412, Boston, MA 02266-8412, or by accessing the Artisan Funds website at www.artisanfunds.com.

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Information about the Funds and Artisan Partners

Each Fund is a series of Artisan Funds. Artisan Partners Limited Partnership (“Artisan Partners”) provides investment advisory services to the Funds.

At Artisan Funds, we believe that experienced, active managers investing in less efficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share that belief.

The discussion below supplements the description in the prospectus of each Fund’s investment objectives, policies and restrictions.

Investment Objectives and Policies

The investment objective of each Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, investors in a Fund will receive at least 30 days’ prior written notice of implementation of any change in a Fund’s investment objective.

Investment Techniques and Risks

Foreign Securities

Under normal market conditions, Artisan International Fund invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies and Artisan International Small Cap Fund and Artisan International Value Fund each invest at least 80% of their net assets at market value at the time of purchase (plus borrowings for investment purposes) in common stocks and other equity securities of non-U.S. companies. Artisan Opportunistic Value Fund may invest up to 25% of its net assets at market value at the time of purchase in securities of non-U.S. companies. Each other Fund invests primarily in U.S. companies, but may invest up to 5% of its net assets at market value at the time of purchase in securities of non-U.S. companies.

For the purposes of determining whether an issuer’s securities are appropriate for holding in a particular Fund, Artisan Partners considers an issuer to be from a particular country as designated by its securities information vendors.1 In the event (i) Artisan Partners’ securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, Artisan Partners assigns the security to a country using the primary vendor’s published criteria (to the extent available) or Artisan Partners’ own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s

[1]

As of the date of this SAI, Artisan Partners uses as its primary source the country assignments used by Morgan Stanley Capital International (MSCI) in the creation of the MSCI indexes and FactSet Research Systems, Inc. as a secondary source for this information.

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operations and the location of the issuer’s headquarters. Country designations may change over time.

As a result of this classification, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund routinely hold securities of issuers classified as U.S., but which are organized outside the U.S. In addition, those Funds may hold up to 5% of their net assets in non-U.S. securities that are traded in the U.S., directly or as American Depositary Receipts (“ADRs”). Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund routinely hold securities of issuers classified as non-U.S., but which are organized in the U.S. and/or trade in the U.S.

Securities of non-U.S. companies include ADRs, New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Funds may invest in sponsored or unsponsored ADRs, EDRs, CDRs or GDRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Managing Investment Exposure.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions that generally are denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds will try to invest in companies located in countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls,

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the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments.

Income from non-U.S. securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the countries in which the Fund invests. The net asset value (the “NAV”) of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Emerging Markets. Under normal market conditions, each of Artisan International Fund and Artisan International Value Fund may invest up to 20% of its net assets at market value at the time of purchase in emerging market securities and each of Artisan International Small Cap Fund and Artisan Opportunistic Value Fund may invest up to 25% of its net assets at market value at the time of purchase in emerging market securities. Artisan Partners considers emerging markets to be those markets in any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through more prudent economic policies.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

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Privatizations. Some governments have been engaged in programs of selling part or all of their interests in government owned or controlled enterprises (“Privatizations”). Artisan Partners believes that Privatizations may offer opportunities for significant capital appreciation, and may invest assets of Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund and Artisan Opportunistic Value Fund in Privatizations in appropriate circumstances. In certain countries, the ability of a U.S. entity such as a Fund to participate in Privatizations may be limited by local law, and/or the terms on which a Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell their interests in companies currently owned or controlled by them or that Privatization programs will be successful.

Participation Certificates

Artisan International Small Cap Fund may invest up to 10% of its net assets measured at the time of purchase in participation certificates. In a typical transaction, the Fund would buy a participation certificate from a bank or broker-dealer (“counterparty”) that would entitle the Fund to a return measured by the change in value of an identified underlying security. The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or the Fund exercises the participation certificate and closes its position, the Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).

A participation certificate is an equity-linked security. The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate.

There are risks associated with participation certificates. The Fund will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the Fund the amount owed under the participation certificate. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. The Fund has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and so is dependent on the creditworthiness of the counterparty. The Fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. Participation certificates also may have a longer settlement period than the underlying shares and during that time the Fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be brokers, dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, the Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act.

For the purposes of determining compliance with the Fund’s limitations on investing in certain markets, regions, securities or industries, the Fund intends to look-through the participation certificate to the issuer of the underlying security. For example, Artisan International Small Cap Fund must invest no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in securities of issuers having aggregate common stock market capitalizations of less than $3 billion. The Fund will consider

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the issuer of the security underlying the participation certificate as the issuer for the purpose of testing compliance with this and other similar investment restrictions.

Real Estate Investment Trusts (“REITs”)

REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

The Funds try to avoid investing in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) that qualify as “taxable mortgage pools,” or that otherwise expect to generate excess inclusion income, but the Funds may not always be successful in doing so. Under Treasury regulations that have not yet been issued, but may apply retroactively, if a Fund receives excess inclusion income from a REIT, that portion of the income will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund that invests in a REIT may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Funds to forego otherwise attractive investment opportunities.

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The Internal Revenue Service has issued interim administrative guidance implementing the regulatory principles described in the preceding paragraph to require the Funds (i) to allocate excess inclusion income to shareholders in proportion to dividends, (ii) to inform shareholders who are nominees of the amount and character of excess inclusion income allocated to them, (iii) to pay a tax imposed on excess inclusion income that is allocable to record shareholders that are disqualified organizations, and (iv) to apply withholding tax provisions to the excess inclusion income portion of dividends paid to foreign shareholders without regard to any exemption or reduction in tax rate. Pending the issuance of further guidance, each Fund is required, for its taxable years beginning on or after January 1, 2007, (i) to inform all of its shareholders that are not nominees regarding the amount and character of the excess inclusion income allocated to them if the excess inclusion income received by the Fund from all sources exceeds one percent of the gross income of the Fund, or, (ii) if it is not subject to the preceding reporting requirement, to inform all of its shareholders that are not nominees regarding the amount and character of excess inclusion income allocated to them, taking into account only excess inclusion income allocated to the Fund from any REIT whose excess inclusion income in its most recent taxable year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends.

Convertible Securities

Each Fund may invest in convertible securities, although as of the date of this statement of additional information, the Funds have not done so. Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock.

Managing Investment Exposure

The Funds may (but generally do not and are not obligated to) use various techniques to increase or decrease their exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of their portfolios. These techniques include buying and selling options, futures contracts or options on futures contracts, or entering into currency exchange contracts.

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Artisan Partners may use these techniques to adjust the risk and return characteristics of a Fund’s portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with a particular Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of that Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The Funds may use these techniques for hedging, risk management or portfolio management purposes and not for speculation.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers, are not exchange traded, and usually are for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows a Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio of a particular Fund. The Funds may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be

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necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities and Indexes. The Funds may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq stock market.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

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If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. A Fund may buy and sell futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. A Fund also may purchase and write call and put options on futures contracts. Options on

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futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above).

A Fund may use futures contracts and options on futures contracts for hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission so long as, to the extent that such transactions are not for “bona fide hedging purposes,” the aggregate initial margin and premiums required to establish such positions (excluding the amount by which such options are in-the-money2) do not exceed 5% of the Fund’s net assets.

To avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked-to-market on a daily basis.

There are risks associated with futures contracts and options on futures contracts including: the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; there may not be a liquid secondary market for a futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.

Rule 144A Securities

The Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (the “1933 Act”). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan International Fund and Artisan International Small Cap Fund (and, to a lesser extent, Artisan International Value Fund and Artisan Opportunistic Value Fund ) purchase Rule 144A securities that are privately placed in the United States. The securities purchased by the Funds are then typically freely tradeable outside the U.S. either on a non-U.S. securities exchange or over-the-counter.

[2]

A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

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Artisan Partners, under the supervision of the board of directors of Artisan Funds, may consider whether Rule 144A securities are illiquid and thus subject to each Fund’s restriction on investing no more than 10% of its net assets in illiquid securities. In making a determination of whether a Rule 144A security is liquid or not, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities that have been determined to be liquid would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if such securities are not freely tradeable outside the United States and qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, each Fund may lend its portfolio securities to broker-dealers and banks. Each of Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund expect to lend certain foreign portfolio securities to capture a portion of the tax on a dividend to be paid by the issuer of the security that the Fund would not otherwise have the ability to reclaim. Each other Fund may, but does not currently intend to, lend its portfolio securities to generate additional income. Any loan of portfolio securities must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners’ judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund will lend portfolio securities having an aggregate value of more than 5% of the lending Fund’s assets at the time of initiation of any loan.

Cash and Repurchase Agreements

Each Fund, except Artisan Opportunistic Value Fund, generally tries to maintain cash in its portfolio at not more than 5% of the Fund’s net assets. Artisan Opportunistic Value Fund tries to maintain a cash position of no more than 15% of its net assets. However, cash flows from shareholder purchases and sales of Fund shares and from Fund purchases and sales of portfolio securities can cause the Fund’s cash to vary significantly from time to time. The

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investment strategies of all the Funds include consideration of valuation – that is, the price of the stock in relation to its assessed prospects. During periods when stock prices are moving broadly upwards, investment of available cash may be slowed because higher prevailing valuations cause fewer securities to meet the Funds’ investment criteria. This is particularly true of the value Funds – Artisan International Value Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund and Artisan Small Cap Value Fund – but is also the case of the other Funds to a lesser extent. As a result of their emphasis on valuation as an investment criterion, each Fund, except Artisan Opportunistic Value Fund, may at times hold more than 5% of its net assets in cash and Artisan Opportunistic Value Fund may at times hold more than 15% of its net assets in cash, particularly after periods of broadly rising stock prices. The Funds typically invest their available cash in repurchase agreements.

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. No Fund currently intends to have commitments to purchase when-issued securities in excess of 5% of its net assets.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse

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repurchase agreements will be treated as borrowing and subject to each Fund’s fundamental limitation on borrowing.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase NAV fluctuation.

Short Sales

Each Fund may make short sales “against the box.” In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables a Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. No Fund currently intends to have commitments to make short sales “against the box” in excess of 5% of its net assets.

Line of Credit

Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by a Fund would be subject to restriction (4) under “Investment Restrictions” in this SAI.

Portfolio Turnover

Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and a Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. For the fiscal years ended September 30, 2006 and September 30, 2005, respectively, each Fund’s portfolio turnover rates were as follows:

Fund	Fiscal Year Ended September 30, 2006	Fiscal Year Ended September 30, 2005
International Fund	57.80%	56.15%
International Small Cap Fund	62.21	57.25
International Value Fund	42.52	53.15
Mid Cap Fund	73.59	83.00
Mid Cap Value Fund	47.73	51.60
Opportunistic Value Fund	34.07[1]	—
Small Cap Fund	101.98	78.60
Small Cap Value Fund	58.88	56.03

[1]	For the period from the Fund’s inception on March 27, 2006, not annualized.

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The increase in the portfolio turnover rate for Small Cap Fund was due in large part to increased purchase and sale activity in the portfolio resulting from purchases and redemptions of Fund shares and the investment team’s decisions during the period to sell several portfolio holdings that had reached the team’s target prices or reduced their growth expectations. Future turnover rates for the Funds may vary significantly from year to year.

A high rate of portfolio turnover results in increased transaction costs, which must be borne by that Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See “Dividends, Capital Gains & Taxes” in the prospectus, and “Additional Tax Information” in this SAI.

Investment Restrictions

Fundamental Restrictions

Artisan Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of each Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of each Fund’s outstanding shares) under which a Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent a Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures;3

(5) invest in a security if more than 25% of its net assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular

[3]	A Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

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industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities; or

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

A Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in a Fund will receive written notification at least 30 days prior to any change in that Fund’s investment objective.

Non-Fundamental Restrictions

Each Fund is also subject to non-fundamental restrictions and policies (which may be changed by the board of directors), under which a Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers [Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund only];

(d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(e) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

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(f) under normal market conditions, invest less than 80% of its net assets plus any borrowings for investment purposes in securities of issuers having aggregate common stock market capitalizations of less than $3 billion, in each case at the time of investment [Artisan International Small Cap Fund only];

(g) under normal market conditions, invest less than 80% of its net assets plus any borrowings for investment purposes in securities of issuers having aggregate common stock market capitalizations greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Russell Midcap® Index, in each case at the time of investment [Artisan Mid Cap Fund only];

(h) under normal market conditions, invest less than 80% of its net assets plus any borrowings for investment purposes in securities of issuers having aggregate common stock market capitalizations greater than $1.5 billion and less than three times the weighted average market capitalization of companies in the Russell Midcap® Index [Artisan Mid Cap Value Fund only];

(i) under normal market conditions, invest less than 80% of its net assets plus any borrowings for investment purposes in securities of issuers having aggregate common stock market capitalizations less than three times the weighted average market capitalization of companies in the Russell 2000® Index, in each case taken at the time of investment [Artisan Small Cap Fund and Artisan Small Cap Value Fund only].

A Fund will notify its shareholders at least 60 days prior to any change in the policies described in (f), (g), (h) and (i) above.

For purposes of these investment restrictions, subsequent changes in a Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require a Fund to sell or dispose of an investment or to take any other action.

Organization

The Funds are series of Artisan Funds, Inc., an open-end, diversified management investment company that was incorporated under Wisconsin law on January 5, 1995.

Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer two classes of shares: Investor Shares and Institutional Shares. As described more fully in the Institutional Shares prospectus, Institutional Shares of those Funds are offered to certain institutional investors with a minimum initial investment of $5 million. The classes of a Fund share pro rata the costs of management of that Fund’s portfolio, including the advisory fee, but each bears the cost of its own transfer agency and shareholder servicing arrangements. Those arrangements may result in differing expenses of communications to shareholders of the classes in a single Fund. Because of the differing expenses, the Institutional Shares of a Fund generally have a lower expense ratio and correspondingly higher total return than the Investor Shares of the Fund.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the

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regulation of investment companies). Artisan Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted upon by shareholders. Artisan Funds believes that not holding shareholder meetings except as otherwise required reduces each Fund’s expenses and enhances shareholder returns.

The Funds may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Funds will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote, or fraction thereof, for each share of any Fund, or fraction thereof, that you own. Shareholders not attending these meetings are encouraged to vote by proxy.

All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of a Fund have equal rights in the event of liquidation of that Fund. Shares of the Funds have no preemptive, conversion or subscription rights.

Artisan Funds is governed by a board of directors that is responsible for protecting the interests of the Funds’ shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review performance. A majority of directors are not otherwise affiliated with Artisan Funds or Artisan Partners.

Directors and Officers

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. The Funds’ bylaws provide that each director must retire at the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.

The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years are shown below. There are nine series of Artisan Funds, all of which are overseen by the board of directors and officers of Artisan Funds.

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Name and Age at January 1, 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Directors who are not “interested persons” of Artisan Funds:

David A. Erne, 63	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).

Thomas R. Hefty, 59	Director	3/27/95	President, Kern Family Foundation. Adjunct Faculty, Department of Business and Economics, Ripon College; Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

Jeffrey A. Joerres, 47	Director	8/9/01	Chairman of the Board, President and Chief Executive Officer of Manpower Inc. (non-governmental employment service organization).	Director, Johnson Controls, Inc. (manufacturer of automotive systems and building controls).

Patrick S. Pittard, 61	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia.	Director, Lincoln National Corporation (insurance and investment management company); Member, Board of Regents of the University System of Georgia.

Howard B. Witt, 66	Director	3/27/95	Retired. Until December 2004, Chairman of the Board, President and Chief Executive Officer of Littelfuse, Inc. (manufacturer of advanced circuit protection devices).	Franklin Electric Co., Inc. (manufacturer of electric motors).

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Name and Age at January 1, 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Director who is an “interested person” of Artisan Funds:

Andrew A. Ziegler, 49*	Director, President and Chief Executive Officer	Director since 1/5/95 and Chairman of the Board 1/5/95 – 12/19/03; President since 12/19/03 (Chief Executive Officer continuously since 1/5/95)	Managing Director of Artisan Partners; Chairman and President of Artisan Distributors; until December 2003, Chairman of Artisan Funds.	None.

Officers:

Carlene M. Ziegler, 50	Vice President	3/27/95; Director 3/27/95 – 2/4/05	Managing Director of Artisan Partners and Portfolio Co-Manager of Artisan Small Cap Fund.	None.

Lawrence A. Totsky, 47	Chief Financial Officer and Treasurer	1/22/98	Managing Director and Chief Financial Officer of Artisan Partners; Vice President, Chief Financial Officer and Treasurer of Artisan Distributors.	None.

Janet D. Olsen, 50	General Counsel and Secretary	1/18/01	Managing Director and General Counsel of Artisan Partners; Vice President and Secretary of Artisan Distributors.	None.

Brooke J. Billick, 53	Chief Compliance Officer	8/19/04	Associate Counsel and Chief Compliance Officer of Artisan Partners; Chief Compliance Officer of Artisan Distributors; prior to joining Artisan Partners in February 2004, Vice President, Securities Counsel and Corporate Secretary of Marshall & Ilsley Trust Company, N.A. (bank) and M&I Investment Management Corp. (investment adviser) and Chief Legal Officer and Secretary of Marshall Funds, Inc. (mutual fund company).	None.

*	Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the 1940 Act, because he is a Managing Director of Artisan Partners and an officer and director of Artisan Investment Corporation (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners. Mr. Ziegler is also President of Artisan Distributors, Artisan Funds’ principal underwriter.

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Name and Age at January 1, 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Michael C. Roos, 48	Vice President	12/19/03	Managing Director of Artisan Partners; Vice President of Artisan Distributors; until December 2003, President of Artisan Funds.	None.

Gregory K. Ramirez, 36	Assistant Secretary and Assistant Treasurer	1/22/98	Managing Director of Client Accounting and Administration since January 2003, Director of Client Accounting and Administration prior thereto; Assistant Treasurer of Artisan Distributors.	None.

Sarah A. Johnson, 34	Assistant Secretary	2/5/03	Associate Counsel of Artisan Partners; prior to joining Artisan Partners in July 2002, Associate of the law firm Bell, Boyd & Lloyd LLP, Chicago, IL.	None.

The business address of the officers and directors affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne – 1000 North Water Street, Suite 2100, Milwaukee, Wisconsin 53202; Mr. Hefty – W233 N2080 Ridgeview Parkway, Waukesha, Wisconsin 53187; Mr. Joerres – 5301 North Ironwood, Milwaukee, Wisconsin 53217; and Mr. Pittard and Mr. Witt – c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The board of directors has an executive committee, an audit committee, and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee, which is comprised of officers of Artisan Funds. The following table identifies the members of those committees and the number of meetings of each committee held during the fiscal year ended September 30, 2006 and the function of each committee.

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Committee	Members of Committee	Number of meetings	Principal Functions of Committee

Executive Committee	David A. Erne* Andrew A. Ziegler Thomas R. Hefty+	2**	The executive committee generally has the authority to exercise the powers of the board during intervals between meetings.

Audit Committee	David A. Erne Thomas R. Hefty* Jeffrey A. Joerres Patrick S. Pittard Howard B. Witt	4	The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of the Funds’ financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of the Funds’ internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors; and reviews legal and regulatory matters.

Governance and Nominating Committee	David A. Erne Thomas R. Hefty Jeffrey A. Joerres Patrick S. Pittard Howard B. Witt*	3	The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors and compensation of non-interested directors, and oversees the process for evaluating the functioning of the board. Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	Andrew A. Ziegler++ Sarah A. Johnson Janet D. Olsen Gregory K. Ramirez Lawrence A. Totsky	126	The valuation committee is responsible for determining, in accordance with Artisan Funds’ valuation procedures, a fair value for any portfolio security for which no reliable market quotations are available or for which the valuation procedures do not produce a fair value.

*	Chairperson of the committee.
**	The number shown represents one meeting of the committee and one action by written consent of the committee members.
+	Alternate member of the committee.
++	Mr. Ziegler was a member of the valuation committee until February 2006 at which time Ms. Johnson was elected to the committee.

Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Funds, Inc. at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public

22

companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Funds, Artisan Partners Limited Partnership or Artisan Distributors LLC, and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. Recommendations for candidates as directors of Artisan Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file until active recruitment is under way. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).

For the fiscal year ended September 30, 2007, the compensation paid to the non-interested directors of Artisan Funds for their services as such consists of an annual retainer fee in the amount of $140,000 (to be increased by $10,000 for each series of Artisan Funds in excess of nine). In addition, the independent chair of the board of directors receives an additional $60,000 annually and the chair of any committee receives an additional $30,000 annually. No per meeting fees are paid.

Compensation is paid only to directors who are not interested persons of Artisan Funds or Artisan Partners and is allocated among the series of Artisan Funds in accordance with a procedure determined from time to time by the board. Artisan Funds has no retirement or pension plan.

Artisan Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an “interested person” of Artisan Funds to elect to defer receipt of all or a portion of his or her compensation as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Funds on the date that such compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Funds as

23

designated by the participating director. At the time for commencing distributions from a director’s deferral account, which is no later than when the director ceases to be a member of the board of directors, the director may elect to receive distributions in a lump sum or over a period of five years. Each Fund’s obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund’s obligations to make distributions under the Plan.

The following table sets forth the aggregate compensation paid by the Funds and total compensation paid by the Artisan Funds complex to each director.

Name of Director	Aggregate Compensation from the Funds[1]		Total Compensation from the Fund Complex Paid to Directors[2]
Andrew A. Ziegler	$0		$0
David A. Erne	188,087		189,574
Thomas R. Hefty	157,848		159,096
Jeffrey A. Joerres	127,609	[3]	128,618
Patrick S. Pittard	127,609		128,618
Howard B. Witt	157,848		159,096

[1]

The compensation presented in this column is an aggregate of (i) the compensation paid by Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund for the fiscal year ended September 30, 2006 and (ii) an estimate of the amount to be paid during the current fiscal year by Artisan Opportunistic Value Fund, which commenced operations in 2006.

[2]

The compensation presented in this column is an aggregate of (i) the compensation paid by Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund for the fiscal year ended September 30, 2006 and (ii) an estimate of the amount to be paid during the current fiscal year by Artisan Emerging Markets Fund and Artisan Opportunistic Value Fund, each of which commenced operations in 2006.

[3]

This amount includes compensation deferred at the election of Mr. Joerres under Artisan Funds’ deferred compensation plan. As of September 30, 2006, the value of Mr. Joerres’ deferred compensation account was $100,260.

At December 1, 2006, the officers and directors of Artisan Funds as a group owned beneficially less than 1% of the outstanding shares of each of the Funds, except Artisan Opportunistic Value Fund. The officers and directors of Artisan Funds as a group owned beneficially 6.65% of Artisan Opportunistic Value Fund at December 1, 2006. The calculation of beneficial ownership includes shares held in the Artisan Partners 401(k) retirement plan. In certain circumstances, Mr. Ziegler (a director and president of the Funds), Mr. Totsky (chief financial officer and treasurer of the Funds) and Ms. Olsen (general counsel and secretary of the Funds), as trustees of the plan, have the discretion to vote and dispose of shares held in the plan.

The following table illustrates the dollar range of shares of each Fund “beneficially” owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”)) by each director as of December 31, 2005.

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The dollar range for the securities represented in the table was determined using the NAV of a share of each Fund as of the close of business on December 30, 2005.

Name	Int’l Fund	Int’l Small Cap Fund	Int’l Value Fund	Mid Cap Fund	Mid Cap Value Fund	Opportunistic Value Fund[2]	Small Cap Fund	Small Cap Value Fund	Aggregate Artisan Funds[1]

Directors who are not interested persons of Artisan Funds:
David A. Erne	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	NA	Over $100,000	Over $100,000	Over $100,000
Thomas R. Hefty	Over $100,000	None	None	Over $100,000	None	NA	Over $100,000	Over $100,000	Over $100,000
Jeffrey A. Joerres	Over $100,000	None	Over $100,000	Over $100,000	None	NA	Over $100,000	None	Over $100,000
Patrick S. Pittard	$50,001 – 100,000	None	Over 100,000	$10,001 – 50,000	Over $100,000	NA	$10,001 – 50,000	$10,001 – 50,000	Over $100,000
Howard B. Witt	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	NA	Over $100,000	Over $100,000	Over $100,000

Director who is an “interested person” of Artisan Funds:
Andrew A. Ziegler	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	NA	Over $100,000	Over $100,000	Over $100,000

[1]

Reflects beneficial ownership of Investor Shares only. As of December 31, 2005, no director beneficially owned Institutional Shares of Artisan International Fund or Artisan Mid Cap Fund. Institutional Shares of Artisan International Value Fund were not offered until October 2, 2006.

[2]	Artisan Opportunistic Value Fund commenced operations on March 27, 2006.

No director who is not an interested person of Artisan Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

Portfolio Managers

Mark L. Yockey is the portfolio manager for Artisan International Fund and Artisan International Small Cap Fund. N. David Samra is lead portfolio manager and Daniel J. O’Keefe is portfolio manager for Artisan International Value Fund. Andrew C. Stephens and James D. Hamel are the portfolio co-managers and Shayne M. John is the associate portfolio manager for Artisan Mid Cap Fund. Carlene M. Ziegler, Marina T. Carlson and Craigh A. Cepukenas are the portfolio co-managers for Artisan Small Cap Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. are the portfolio co-managers for Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund and Artisan Small Cap Value Fund.

The portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds, including separate accounts and unregistered funds. Fees earned by Artisan Partners may vary among these accounts and the portfolio managers may personally

25

invest in some but not all of those accounts. Information regarding those other accounts is set forth in the tables below. 1

Number of Other Accounts Managed and Assets by Account Type as of September 30, 2006

Fund	Portfolio Manager(s)	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
International Fund and International Small Cap Fund	Mark L. Yockey	Accounts: 4 Assets: $1,332,564,956	Accounts: 1 Assets: $282,521,895	Accounts: 34 Assets: $8,818,345,375

International Value Fund	N. David Samra Daniel J. O’Keefe	Accounts: 0 Assets: 0	Accounts: 4 Assets: $804,513,533	Accounts: 5 Assets: $204,103,654

Mid Cap Fund	James D. Hamel Andrew C. Stephens Thomas D. Wooden	Accounts: 0 Assets: 0	Accounts: 1 Assets: $1,224,448,213	Accounts: 42 Assets: $4,042,479,436

Mid Cap Value Fund Opportunistic Value Fund and Small Cap Value Fund	James C. Kieffer Scott S. Satterwhite George O. Sertl, Jr.	Accounts: 3 Assets: $347,083,175	Accounts: 2 Assets: $179,046,834	Accounts: 19 Assets: $1,889,415,901

Small Cap Fund	Marina T. Carlson Craigh A. Cepukenas Carlene M. Ziegler	Accounts: 0 Assets: 0	Accounts: 1 Assets: $32,942,768	Accounts: 23 Assets: $1,389,528,417

Effective May 31, 2007, Shayne M. John was named associate portfolio manager of Artisan Mid Cap Fund with James D. Hamel and Andrew C. Stephens, who serve as the Fund’s portfolio co-managers. Effective September 21, 2007, Thomas D. Wooden is no longer associate portfolio manager of Artisan Mid Cap Fund.

Number of Other Accounts Managed and Assets by Account Type as of May 15, 2007*

Fund	Additional Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Mid Cap Fund	Shayne M. John	Accounts: 0	Accounts: 1	Accounts: 37
		Assets: 0	Assets: $1,296,641,574	Assets: $4,041,847,097

*	The information is presented as though the appointment of Mr. John as associate portfolio manager of Artisan Mid Cap Fund described above had been made as of May 15, 2007, rather than the May 31, 2007 effective date of such appointment.

The advisory fees received by Artisan Partners in connection with the management of the Funds are not based on the performance of the Funds; however, fees received by Artisan Partners from two of its separately managed accounts are performance-based. Artisan Partners manages an account for a registered investment company client in its international growth strategy with assets of $537,057,540 (as of September 30, 2006) for which it receives a performance-based fee. Artisan Partners also receives a performance-based fee for its management of an account in its small-cap value strategy. As of September 30, 2006, that account had $154,401,754 in total assets.

Artisan Partners’ portfolio managers are compensated through a fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategy, including the Fund. Portfolio managers are not compensated

1	Each portfolio manager may invest for his or her own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the portfolio manager or members of his or her family have a beneficial or pecuniary interest because no advisory relationship exists with Artisan Partners or any of its affiliates.

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based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Fund shareholders. The portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried employees. All of Artisan Partners’ senior professionals, including portfolio managers, have or are expected to have over a reasonable time limited partnership interests in the firm.

At September 30, 2006, each portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds they manage having values within the indicated dollar ranges.

Portfolio Manager	Fund	Ownership
Marina T. Carlson	Small Cap Fund	Over $1 million
Craigh A. Cepukenas	Small Cap Fund	$100,001-$500,000
James D. Hamel	Mid Cap Fund	Over $1 million
Shayne M. John*	Mid Cap Fund	None
James C. Kieffer	Mid Cap Value Fund Small Cap Value Fund Opportunistic Value Fund	$500,001-$1 million $500,001-$1 million $500,001-$1 million
Daniel J. O’Keefe	International Value Fund	Over $1 million
N. David Samra	International Value Fund	Over $1 million
Scott C. Satterwhite	Mid Cap Value Fund Small Cap Value Fund Opportunistic Value Fund	$100,001-$500,000 $100,001-$500,000 $500,001-$1 million
George O. Sertl, Jr.	Mid Cap Value Fund Small Cap Value Fund Opportunistic Value Fund	$100,001-$500,000 $100,001-$500,000 Over $1 million
Andrew C. Stephens	Mid Cap Fund	Over $1 million
Thomas D. Wooden**	Mid Cap Fund	$100,001-$500,000
Mark L. Yockey	International Fund International Small Cap Fund	Over $1 million Over $1 million
Carlene M. Ziegler	Small Cap Fund	Over $1 million

*	Effective May 31, 2007, Mr. John was named associate portfolio manager of Artisan Mid Cap Fund. The information shown in the table with respect to Mr. John’s beneficial ownership of Fund shares is as of May 15, 2007.

**	Effective September 21, 2007, Mr. Wooden is no longer associate portfolio manager of Artisan Mid Cap Fund.

There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of a Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy managed by Artisan Partners, including the Funds’ accounts, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ accounting and financial personnel and legal and compliance personnel divide their time among services to Artisan Funds and separate account clients. At certain times, members of Artisan Partners’ personnel, including senior management, may devote a significant amount of time to servicing separate account clients. In general, however, Artisan Partners performs a

27

significant number of duties for Artisan Funds that it does not perform for other clients. As such, there are several employees who devote all or substantially all of their time to Artisan Funds and there are times when very significant portions of the time of senior management is devoted to Artisan Funds.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, actions by one client account or multiple client accounts may impact the manner in which Artisan Partners invests on behalf of all of its client accounts if one or more accounts place restrictions on investments that differ from the restrictions of other client accounts. Artisan Partners attempts to prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners does not generally accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Funds, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

Artisan Partners may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Funds if the Artisan Partners employee were not a director.

Allocation of Portfolio Transactions Among Clients. Artisan Partners has adopted written procedures for aggregating portfolio transactions and allocating them among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s portfolio management teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute a portfolio management team’s order, the trader for that strategy usually places a single order across all participating accounts for execution by a single broker. All participating accounts, including the

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Funds, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and the same commission rate.

Because the firm usually does not know in advance how many shares it will receive in most underwritten offerings, like initial public offerings, the firm allocates the shares after the shares are received. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the portfolio manager has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, if any, are not permitted to invest in underwritten offerings.

Soft Dollars and Commission Recapture. As described in more detail under “Portfolio Transactions” below, Artisan Partners may use client brokerage to pay for research if the research provides lawful and appropriate assistance to the firm in the investment decision-making process. Beginning January 1, 2007, Artisan Partners will use client commissions to acquire third party research only if it has intellectual content, and for proprietary research provided by brokers participating in the execution process, including access to the firm’s traders and analysts, access to conferences and company managements, and the provision of market information. When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or ECN that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners does not use client brokerage from accounts invested in a strategy for research that does not benefit that strategy. Because orders are generally aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Funds, generally will pay the same commission rate for trades and will share pro rata in the costs for the research.

A number of Artisan Partners’ clients, including the Funds, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account).

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in the Funds’ compliance procedures and are reviewed on at least an annual basis by the Funds’ board of directors.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan Partners’ clients, including the Funds. Artisan Partners currently has one account funded with the firm’s assets and managed in order to confirm the viability of its

29

investment strategy. That account, and other proprietary accounts, that may exist from time to time, are treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more of those accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary accounts.

Personal transactions are subject to the Artisan Partners Code of Ethics, which generally provides that employees of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal transactions in securities by Artisan employees (including acquisitions of securities as part of an initial public offering or private placement) and prohibits Artisan employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities (including trading of mutual funds for which Artisan Partners acts as adviser or sub-adviser) within sixty days. In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.

Fees. Like the fees Artisan Partners receives from the Funds, the fees Artisan Partners receives as compensation from separately managed accounts are generally calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2006, Artisan Partners had two separate accounts with performance-based fees. In addition, Artisan Partners’ small cap growth investment team manages a private investment partnership. As described in more detail above, Artisan Partners has adopted procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Principal Shareholders

The only persons known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of any Fund as of December 1, 2006 were:

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Name and Address	Fund	Percentage of Outstanding Shares Held
Charles Schwab & Co. Inc. [1] 101 Montgomery Street San Francisco, CA 94104-4122	International Fund International Small Cap Fund International Value Fund Mid Cap Fund Mid Cap Value Fund Opportunistic Value Fund Small Cap Fund Small Cap Value Fund	39.16 43.91 37.62 18.60 27.07 42.98 6.19 24.06%
National Financial Services Corp. [1] One World Financial Center 200 Liberty Street New York, NY 10281-1003	International Fund International Small Cap Fund International Value Fund Mid Cap Fund Mid Cap Value Fund Opportunistic Value Fund Small Cap Value Fund	15.74 12.51 30.23 7.10 19.36 21.72 10.48%
National Investor Services Corp. [1] 55 Water Street, 32nd Floor New York, NY 10041-3299	Opportunistic Value Fund	5.43%
Saxon and Company [1] PO Box 7780-1888 Philadelphia, PA 19182-0001	International Fund	6.60%
State Street Bank & Trust Company FBO Gates Family Foundation 200 Newport Avenue North Quincy, MA 02171-2102	International Small Cap Fund	5.48%
Fidelity Investments [1] 100 Magellan Way Covington, KY 41015-1999	Mid Cap Fund Mid Cap Value Fund Small Cap Value Fund	24.75 5.88 8.59%
Northern Trust Company FBO Goodyear 401K PO Box 92994 Chicago, IL 60675-2994	Small Cap Fund	7.54%
Pershing LLC[1] 1 Pershing Plaza Jersey City, NJ 07399-001	Opportunistic Value Fund	8.14%

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Name and Address	Fund	Percentage of Outstanding Shares Held
John J. Byrne III 136 E. South Temple Ste. 1500 Salt Lake City, UT 84111-1139	Opportunistic Value Fund	5.14%
Wachovia Bank [1] FBO Portfolio Strategies 1525 West WT Harris Blvd Charlotte, NC 28288-0001	Small Cap Fund	21.69%
Linsco Private Ledger [1] PO Box 509046 San Diego, CA 92150-9046	Mid Cap Value Fund Small Cap Fund Small Cap Value Fund	5.50 11.08 5.60%
Vanguard Fiduciary Trust Co [1] PO Box 2600 VM 613 Valley Forge, PA 19482-2600	Small Cap Value Fund	8.48%

[1]	Shares are held of record on behalf of customers, and not beneficially.

Investment Advisory Services

Artisan Partners provides investment advisory services to each Fund pursuant to Investment Advisory Agreements dated December 27, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); October 26, 2000 (Mid Cap Value Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and July 31, 1997 (Small Cap Value Fund) (the “Advisory Agreements”) and is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs. Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation (“AIC”) was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. As an officer of AIC, Mr. Ziegler (together with his spouse, a former director of Artisan Funds) manages Artisan Partners. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of the Americas, Suite 3005, New York, New York 10019; 800 Delaware Avenue, Suite 605, Wilmington, Delaware 19801 (until approximately January 15, 2007); and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801 (beginning approximately January 15, 2007).

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The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis for the board of directors’ decision to approve the renewal of the investment advisory contracts for the Funds is available in the Funds’ semiannual report to shareholders for the most recent six months ended March 31. You may obtain a copy of the Funds’ most recent semiannual report, without charge, upon request to the Funds.

In return for its services, each Fund, other than Artisan International Fund, Artisan International Small Cap Fund and Artisan Opportunistic Value Fund, pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets from $500 million up to $750 million; 0.950% of average daily net assets from $750 million to $1 billion; and 0.925% of average daily net assets over $1 billion. Artisan International Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets from $500 million up to $750 million; 0.950% of average daily net assets from $750 million to $1 billion; 0.925% of average daily net assets from $1 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. Artisan International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.25% of the Fund’s average daily net assets. Artisan Opportunistic Value Fund pays Artisan Partners a monthly fee at the annual rate of 0.900% of the Fund’s average daily net assets up to $1 billion; 0.875% of average daily net assets from $1 billion up to $4 billion; 0.850% of average daily net assets from $4 billion up to $8 billion; 0.825% of average daily net assets from $8 billion up to $12 billion; and 0.800% of average daily net assets over $12 billion. Artisan Partners has undertaken to reimburse Artisan Opportunistic Value Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets over each fiscal year.

The investment advisory fees paid by the Funds for the fiscal years ended September 30, 2006, September 30, 2005 and September 30, 2004 were as follows:

Fund	Fiscal Year Ended September 30, 2006		Fiscal Year Ended September 30, 2005	Fiscal Year Ended September 30, 2004
International Fund	$118,863,237		$101,816,286	$90,708,425
International Small Cap Fund	11,190,164		7,991,210	6,587,775
International Value Fund	8,368,776		5,230,212	1,038,265
Mid Cap Fund	54,380,280		54,278,551	42,817,855
Mid Cap Value Fund	26,051,085		12,764,162	1,418,528
Opportunistic Value Fund	220,146	[1]	—	—
Small Cap Fund	12,153,734		5,976,034	1,676,128
Small Cap Value Fund	17,825,043		14,071,941	10,123,807

[1]	For the period from the Fund’s inception on March 27, 2006.

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Code of Ethics

The 1940 Act and rules thereunder require that Artisan Funds, Artisan Partners and Artisan Distributors LLC (“Distributors”) establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Funds might take advantage of that knowledge for their own benefit. Artisan Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Funds, Artisan Partners and Distributors to detect and prevent conflicts of interest.

Distributor

Shares of the Funds are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Funds or their shareholders. Distributors is wholly-owned by Artisan Partners. All distribution expenses relating to the Funds are paid by Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of the Funds and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.

Artisan Funds pays all expenses in connection with registration of its shares with the U.S. Securities and Exchange Commission (“SEC”) and any auditing and filing fees required in compliance with various state securities laws. Artisan Partners bears all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Funds’ shares only on a best efforts basis. Distributors is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Portfolio Transactions

Artisan Partners places the orders for the purchase and sale of each Fund’s portfolio securities. Artisan Partners’ primary objective in effecting portfolio transactions is to obtain the best combination of net price and execution under the circumstances. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other subjective factors also may enter into the decision. These include: Artisan Partners’ knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker-dealer selected and others that are considered, including its flexibility in completing step-out transactions; Artisan Partners’ knowledge of the financial stability of the broker-dealer selected; whether executing the trade through an electronic communication network (“ECN”) can provide a better combination of net price and execution; and Artisan Partners’ knowledge of actual or apparent operational problems of any broker-dealer considered. To the extent more than one broker is considered capable of providing best execution, based on the factors listed above, Artisan Partners may take into account whether the broker provides the firm with research

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products or services. Recognizing the value of the factors above, Artisan Partners may cause a Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction.

Artisan Partners maintains and periodically updates a list of approved broker-dealers and dealers that, in Artisan Partners’ judgment, generally are able to provide best net price and execution after taking into consideration the factors noted above. Evaluations of the services provided by broker-dealers, including the reasonableness of brokerage commissions based on the foregoing factors, are made on an ongoing basis by Artisan Partners’ staff while effecting portfolio transactions and periodically by Artisan Partners’ brokerage committee, and reports are made annually to the Artisan Funds’ board of directors. As a matter of policy, Artisan Funds and Artisan Partners do not compensate a broker or dealer for any promotion or sale of Artisan Funds’ shares by directing to the broker or dealer (i) securities transactions for an Artisan Funds portfolio; or (ii) any remuneration, including but not limited to any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Funds’ portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Funds have adopted policies and procedures that are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers to effect transactions in portfolio securities transactions (for example, trading desk personnel) from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts on behalf of Artisan Funds; and (2) Artisan Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the Funds’ shares. As part of such policies and procedures, Artisan Partners’ staff conduct periodic testing to determine if any significant correlation exists between sales of the Funds’ shares by a broker and the direction of brokerage transactions on behalf of Artisan Funds’ portfolios to that broker (or an affiliate).

A small portion, if any, of the brokerage commissions generated by each Fund is directed to a broker in a commission recapture arrangement. Pursuant to those arrangements, the participating broker repays a portion of the commissions it receives, in cash, to the Fund generating the commission. The cash rebates are made directly to the Fund that generated the commission and are included in net realized gain or loss on investments in the applicable Fund’s Statement of Operations in the Fund’s annual and semiannual reports to shareholders.

When selecting a broker-dealer or an ECN for a particular transaction, Artisan Partners may consider, among other factors, the value of research products or services furnished to Artisan Partners by those organizations. The types of research products and services Artisan Partners may receive include: research reports, subscriptions to financial publications and research compilations; compilations of securities prices, earnings, dividends and similar data; quotation services; and services related to economic and other consulting services. When Artisan Partners receives these items in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or ECN that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

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In some instances, Artisan Partners may have an agreement or understanding with a broker-dealer or ECN that Artisan Partners will direct brokerage transactions to that broker-dealer or ECN generating not less than a stated dollar amount of commissions. In those instances, the obligations of Artisan Partners pursuant to that agreement or understanding may, in some transactions, be an important or determining factor in the selection of a broker-dealer or ECN, even if another broker-dealer or ECN might execute the same transaction on comparable terms. Artisan Partners enters into such an agreement with a broker-dealer only if, in the judgment of Artisan Partners, the benefits to clients, including the Funds, of the research products and/or services provided outweigh any potential disadvantages to clients. In other instances, Artisan Partners may have no agreement or understanding with a broker-dealer that provides research. Artisan Partners identifies those broker-dealers that have provided it with research products or services and the value of the research products or services they provided. Artisan Partners directs commissions generated by its clients’ accounts in the aggregate to those broker-dealers to ensure the continued receipt of research products and services Artisan Partners believes are useful.

In some instances, Artisan Partners receives from broker-dealers products or services that are used both in the investment research process and for administrative, marketing or other non-research purposes. In those cases, Artisan Partners makes a good faith effort to determine the proportion of such products or services that may be considered used for investment research. Only the portion of the costs of such products or services attributable to research usage is defrayed by Artisan Partners through brokerage commissions generated by client transactions. Artisan Partners pays the portion of the costs attributable to non-research usage of those products or services from its own funds.

Artisan Partners may use research products or services provided by broker-dealers or ECNs in servicing Artisan Partners’ account and the accounts of any or all of its clients, including the Funds, managed by the investment team(s) that use the research products or services. Artisan Partners may use step-outs to direct commissions to a broker-dealer that has provided research services to Artisan Partners and provides clearing and settlement services in connection with a transaction.

The research products and services received by Artisan Partners include both third-party research (in which the broker-dealer provides research products or services prepared by a third party) and proprietary research (in which the research products or services provided are prepared by the broker-dealer providing them). Artisan Partners uses only a limited percentage of its client brokerage dollars for soft dollar commitments for third-party research, but uses a greater percentage to acquire proprietary research.

Artisan Partners’ use of client brokerage to acquire research products and services is intended to qualify for the safe harbor provided by Section 28(e) of the 1934 Act and may involve payment of agency commissions, compensation on certain riskless principal transactions, and any other securities transactions the compensation on which qualifies for safe harbor treatment.

The following table shows the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in initial public offerings) paid by each Fund during the periods indicated. All amounts are rounded to the nearest dollar.

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Fund	Fiscal Year Ended September 30, 2006		Fiscal Year Ended September 30, 2005	Fiscal Year Ended September 30, 2004
International Fund	$26,289,851		$25,256,917	$24,232,435
International Small Cap Fund	2,188,105		1,616,042	2,071,560
International Value Fund	1,827,523		1,373,366	419,465
Mid Cap Fund	8,333,580		9,798,759	13,549,292
Mid Cap Value Fund	3,052,218		2,988,074	364,479
Opportunistic Value Fund	54,700	[1]	—	—
Small Cap Fund	3,928,646		2,361,113	918,650
Small Cap Value Fund	2,550,964		2,901,705	1,623,476

[1]	For the period from the Fund’s inception on March 27, 2006.

Each Fund, except Artisan Mid Cap Fund, Artisan Opportunistic Value Fund and Artisan Small Cap Value Fund, paid greater aggregate commissions for the fiscal year ended September 30, 2006 compared to fiscal year ended September 30, 2005. The increases in aggregate commissions paid by Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund were due primarily to increases in net assets, and for Artisan International Fund, Artisan International Small Cap Fund and Artisan Small Cap Fund, increases in each Fund’s portfolio turnover rate also contributed to the increase in aggregate commissions paid. Each Fund, except Artisan International Small Cap Fund and Artisan Mid Cap Fund, paid greater aggregate commissions for the fiscal year ended September 30, 2005 compared to fiscal year ended September 30, 2004.

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services (including proprietary or “bundled” research services) to the Fund or Artisan Partners, and the aggregate price paid or received for shares purchased or sold in connection with those transactions, during the fiscal year ended September 30, 2006.

	Fiscal Year Ended September 30, 2006
Fund	Commissions Paid for Research		Related Aggregate Share Price Paid/Received
International Fund	$19,736,382		$10,485,991,064
International Small Cap Fund	1,566,587		677,138,204
International Value Fund	1,182,577		563,253,863
Mid Cap Fund	5,092,996		3,263,364,889
Mid Cap Value Fund	1,544,386		973,361,977
Opportunistic Value Fund	11,056	[1]	14,384,976
Small Cap Fund	2,835,350		1,295,144,468
Small Cap Value Fund	866,769		437,295,783

[1]	For the period from the Fund’s inception on March 27, 2006.

During the fiscal year ended September 30, 2006, certain series of Artisan Funds acquired securities of one of the Funds’ regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940, as amended) or their parent entities. The following table lists the name of that broker or dealer and the value of Artisan Funds’ aggregate holdings of the securities of that party as of September 30, 2006.

Broker or Dealer	Aggregate Value of Securities Held Fiscal Year Ended September 30, 2006
UBS AG	$523,496,275

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Proxy Voting

The Funds have delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Funds. When Artisan Partners votes a Fund’s proxy, the Fund’s economic interest as a shareholder is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders.

When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Funds as shareholders. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to its general guidelines in circumstances where such a vote would be inconsistent with local regulations, customs or practices.

In the following circumstances Artisan Partners may not vote a Fund’s proxy:

•

Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•

Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

•

The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian.

•

The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan in order to vote the securities.

Artisan Partners has engaged a proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records

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and information; and (v) report to Artisan Partners on its activities. Artisan Partners has also engaged a second proxy service provider to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.

Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to certain employees or services to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter (a) for which the guidelines do not specify a particular vote and an investment team recommends a vote inconsistent with the vote recommended by Artisan Partners’ primary proxy service provider, and/or (b) for which an investment team recommends a vote that is not consistent with the guidelines. None of the members of the proxy voting committee is responsible for servicing existing Artisan Partners’ clients or soliciting new clients for Artisan Partners.

Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Funds’ behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners manages assets for the issuer or an affiliate of the issuer and also recommends that the Funds invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

Artisan Partners will maintain a list of all issuers with whom it believes it has a potential conflict voting proxies (the “Identified Issuers”), and provide such list to each proxy administrator, who will refer all votes for Identified Issuers to a member of the proxy voting committee. Based on the information provided by the proxy administrator and such other information as the proxy voting committee may request, the proxy voting committee member will conduct an independent review of the proposed vote. If that member of the proxy voting committee has a material relationship with or has an immediate family member with a material relationship with the Identified Issuer, such person shall recuse himself or herself from the review of the vote and identify another member of the proxy voting committee without any such relationship with the Identified Issuer to conduct this review.

In the event an actual or potential conflict of interest has been identified, the proxy voting committee member may instruct the proxy administrator to vote proxies in accordance with the recommendations of one of Artisan Partners’ proxy service providers, provided that the service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the service provider is independent of such issuer. Such belief may be based upon a written certification provided to Artisan Partners by the proxy service provider or any other source the proxy voting committee deems reliable. If neither proxy service provider meets those requirements, the proxy voting committee shall meet and consider what

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course of action will best serve the interests of Artisan Partners’ clients, including the Funds, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

Artisan Partners periodically compares (a) the number of shares voted by the proxy service provider with the holdings of the Funds as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners uses reasonable efforts to determine the reasons for any discrepancies identified, and if such discrepancies are due to an administrative error of the proxy service provider, Artisan Partners works with such provider to minimize the risk of such errors in the future.

The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Funds’ proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) on the Funds’ website at www.artisanfunds.com.

Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.

Disclosure of Portfolio Holdings

The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Funds’ shareholders. The procedures identify the circumstances in which a Fund’s portfolio holdings will be made publicly available and conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Funds’ portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Funds and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

Artisan Partners’ compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of directors regarding the policy’s operation and any material changes recommended as a result of such review.

Except as provided in Artisan Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of any Fund may be provided to any person. In no case do Artisan Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Funds or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of a Fund’s portfolio holdings.

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Public Disclosure. A complete list of each Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on Artisan Funds’ website (www.artisanfunds.com) on the 15th day of the following calendar quarter, or such later date as Artisan Funds may determine. A complete list of portfolio holdings is also included in the reports Artisan Funds files with the SEC after the end of each quarter. A Fund may disclose its top ten holdings or an incomplete list of its holdings as of a month-end may be made available immediately after any month-end (which list shall not include more than one-fourth of the Fund’s holdings), provided that the top ten holdings or other incomplete list has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings as of a month-end also may be made available immediately after month-end, provided that the substance of such discussion has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Funds’ website at least until the date on which the Funds file a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on the Artisan Funds’ website under the “Materials & Info” tab at www.artisanfunds.com/materials_info/view_online/view_online.cfm.

Artisan Funds will disclose portfolio holdings information of the Funds on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual period and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Funds’ fiscal year). See the Funds’ prospectus for information on the Funds’ release of portfolio holdings information.

Disclosure of statistical or descriptive information about a Fund’s holdings that does not specifically name the securities held is not prohibited by the Funds’ policy on release of portfolio holdings.

Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. A Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds, such disclosure in the manner and at the time proposed is consistent with a Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Funds who have a reasonable need of that information to perform their services for the Funds, including, but not limited to Artisan Partners Distributors; Bell, Boyd & Lloyd LLP, Ropes & Gray LLP, Seyfarth Shaw LLP, Fulbright & Jaworski LLP and Kirkpatrick & Lockhart LLP, attorneys for Artisan Funds; Ernst & Young LLP, the Funds’ independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; State Street Bank & Trust Company, the Funds’ custodian and transfer agent; Boston Financial Data Services, Inc., the Funds’ sub-transfer agent; Institutional Shareholder Services and Glass, Lewis & Co., the Funds’ proxy voting service providers; the Funds’ securities valuation service providers, which include Reuters, The WM Company, Bloomberg, FT Interactive Data, Bear Stearns, Lehman Brothers Fixed Income

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Research and ITG, Inc.; and the Funds’ printing, reporting, website and filing support service providers, which include R.R. Donnelley & Sons Company, Confluence Technologies, Inc., Compex Litigation Support LLC, Ivize, Stark Media, Diversified Mail & Fulfillment Specialists, Proven Direct, Essex Two and The Printery; (b) to broker-dealers or other counterparties, research providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research or analytical services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Funds’ policy on purchases and redemptions in kind.

Exceptions to Policy. Exceptions to the policy on the release of portfolio holdings must be (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds that such disclosure in the manner and at the time proposed is consistent with a Fund’s legitimate business purpose and (ii) made pursuant to a written agreement under which the person or entity receiving portfolio holdings information is subject to a duty of confidentiality and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available.

Artisan Funds’ chief compliance officer or, in his or her absence, its general counsel is responsible for keeping written records of any exceptions granted. To guard against conflicts between the interests of the Fund and Artisan Partners or its affiliates, any exceptions are required to be reported to the board of directors no later than at the next regularly scheduled board meeting after an exception is made.

Purchasing and Redeeming Shares

Purchases and redemptions are discussed in the prospectus under the headings “Buying Shares” and “Redeeming Shares.” In addition, you may, subject to the approval of Artisan Funds, purchase shares of a Fund with securities that are held in the Funds’ portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by that Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. Should Artisan Funds approve your purchase of a Fund’s shares with securities, Artisan Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Funds at 1-800-344-1770.

Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund impose a 2% redemption fee when you sell or exchange shares owned for 90 days or less. In calculating the redemption fee, the Funds currently use the “first-in, first-out” method, but reserve the right, after notice to shareholders, to change that methodology.

Shares of each Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. Each Fund may authorize from time to time certain financial services companies, broker-dealers or their designees (“authorized agents”) to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay a Fund’s NAV per share (see “Net Asset Value” below) next computed after the receipt by the authorized agent of such purchase order,

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plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds that reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent and the Fund’s 2% redemption fee, if applicable. However, each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund shares held for 90 days or less, for any account held through an authorized agent.

Some investors may purchase shares of the Funds through an authorized agent or other financial services company that does not charge any transaction fees directly to those investors. However, such a company may charge a fee for accounting and shareholder servicing services provided by the company with respect to Fund shares held by the company for its customers. These services may include record keeping, transaction processing for shareholders’ accounts and other services to clients of the authorized agents. A Fund may pay a portion of those fees, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered directly on the books of the Fund. Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund) and for distribution and marketing-related services. Such payments may be made for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Funds and sponsoring sales meetings. Although neither the Funds nor Artisan Partners pays for a Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Funds may be included.

Net Asset Value. Share purchase and redemption orders will be priced at a Fund’s NAV next computed after such orders are received and accepted by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on a Fund’s behalf.

The NAV of the Funds’ shares is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, a Fund’s NAV should be determined on any such day, in which case the determination will be made as of 4:00 p.m., Eastern Time. The NAV per share of a Fund (or of a class of shares of a Fund) is determined by dividing the value of all its securities and other assets, less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.

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Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund generally invest a significant portion (and perhaps as much as substantially all) of their total assets in securities primarily traded outside the United States. Artisan Opportunistic Value Fund may invest up to 25% of its net assets at market value at the time of purchase in securities traded outside the U.S. Each of the other Funds has the ability to invest up to 5% of its net assets at market value at the time of purchase in securities traded outside the U.S. The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their NAVs, and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Funds calculate their NAVs.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are priced at a fair value, calculated according to procedures adopted by the board of directors. Reliable market quotations may be considered not to be readily available, and a Fund may therefore use fair value pricing, if, in the opinion of the valuation committee, the value of a security the Fund holds is materially affected by events occurring after the close of the primary market or exchange on which the security is traded but before the time as of which the NAV is calculated. Artisan Partners has retained a third party service provider to assist in determining estimates of fair values for foreign securities. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund.

Although each Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of a Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

Each Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.

The Funds have adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one

44

cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1/2 of 1% of the originally computed NAV	The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a benefit from the error, no action is taken.

= or > 1/2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Tax Information

Artisan Funds intends for each Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Code and thus not be subject to federal income taxes on amounts that it distributes to shareholders. If any of the Funds should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders.

Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is deemed paid as of December 31 of the prior calendar year.

You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain, except as described below with respect to “qualified dividend income.” Net short-term gain distributed by a Fund does not retain its character; it is taxable to shareholders as ordinary income and may not be set off against other capital losses. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have held your shares. Long-term gains are those derived from securities held by a Fund for more than one year.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) reduced the maximum tax rate on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum tax rate on “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. In the case of a Fund, which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by that Fund. To the extent a Fund distributes amounts of dividends, including capital gain dividends, that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will

45

lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2011.

You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

A Fund may be required to withhold federal income tax (“backup withholding”) from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

•	You fail to furnish your properly certified social security or other tax identification number;

•	You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

•	You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

•	The IRS informs the Fund that your tax identification number is incorrect.

As modified by the Act, the backup withholding percentage is 28% for amounts paid through 2010, when the percentage will increase to 31% unless amended by Congress.

The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Funds must promptly pay the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Funds to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing their proportionate share of a Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, a Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

In accordance with tax laws, each Fund intends to treat securities issued by a PFIC as sold on the last day of the Fund’s fiscal year and recognize any gains for tax purposes at that time; losses may be recognized to the extent of any gains recognized. Such gains will be considered ordinary income that the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

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A Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Foreign currency gains and losses are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased.

If more than 50% of the value of a Fund’s total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself take the deduction for foreign taxes paid in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax. The Funds currently do not expect to pass through foreign taxes to shareholders, but instead expect to account for those taxes at the Fund level.

The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. The Funds generally do not sell shares to investors residing outside the U.S. and certain of the Funds’ investment strategies and policies may cause adverse tax consequences for shareholders residing outside the U.S. U.S. citizens residing in a foreign country should consult their tax advisors as to the tax consequences of owning Fund shares.

Custodian and Transfer Agent

State Street Bank & Trust Company (“State Street”), 200 Newport Avenue, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Funds. State Street is responsible for, among other things, safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. State Street also performs transfer agency, dividend paying agency and portfolio accounting services for the Funds. State Street has delegated most transfer agent functions to its affiliate, Boston Financial Data Services, 30 Dan Road, Canton, MA 02021. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Funds.

Financial Statements

The financial statements of the Funds for the fiscal year ended September 30, 2006, the notes thereto and the report of Ernst & Young LLP thereon, are incorporated herein by reference from the Funds’ (Investor Shares) annual report to shareholders.

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ARTISAN FUNDS, INC.

INSTITUTIONAL SHARES

Artisan Emerging Markets Fund

Artisan International Fund

Artisan International Value Fund

Artisan Mid Cap Fund

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2007 as supplemented on September 21, 2007

Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund (each, a “Fund,” together, the “Funds”) are series of Artisan Funds, Inc. (“Artisan Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Institutional Shares prospectus of the Funds dated January 1, 2007 and any supplement to the prospectus. The Funds’ financial statements for the fiscal year ended September 30, 2006, including the notes thereto and the report of Ernst & Young LLP thereon, are incorporated herein by reference from the Funds’ annual report to shareholders. A copy of the Funds’ annual report must accompany delivery of this Statement of Additional Information. A copy of the prospectus for the Funds’ Institutional Shares can be obtained without charge by calling (800) 399-1770 or by writing to Artisan Funds, 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

Information about the Funds and Artisan Partners

Each Fund is a series of Artisan Funds. Artisan Partners Limited Partnership (“Artisan Partners”) provides investment advisory services to the Funds.

At Artisan Funds, we believe that experienced, active managers investing in less efficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share that belief.

The discussion below supplements the description in the prospectus of each Fund’s investment objectives, policies and restrictions.

Investment Objectives and Policies

The investment objective of each Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, investors in a Fund will receive at least 30 days’ prior written notice of implementation of any change in a Fund’s investment objective.

Investment Techniques and Risks

Foreign Securities

Artisan Emerging Markets Fund invests primarily in securities of non-U.S. companies. Under normal market conditions, Artisan International Fund invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies and Artisan International Value Fund invests at least 80% of its net assets at market value at the time of purchase (plus borrowings for investment purposes) in common stocks and other equity securities of non-U.S. companies. Artisan Mid Cap Fund invests primarily in U.S. companies, but may invest up to 5% of its net assets at market value at the time of purchase in securities of non-U.S. companies.

For the purposes of determining whether an issuer’s securities are appropriate for holding in a particular Fund, Artisan Partners considers an issuer to be from a particular country as designated by its securities information vendors.1 In the event (i) Artisan Partners’ securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, Artisan Partners assigns the security to a country using the primary vendor’s published criteria (to the extent available) or Artisan Partners’ own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s

[1]

As of the date of this SAI, Artisan Partners uses as its primary source the country assignments used by Morgan Stanley Capital International (MSCI) in the creation of the MSCI indexes and FactSet Research Systems, Inc. as a secondary source for this information.

operations and the location of the issuer’s headquarters. Country designations may change over time.

As a result of this classification, Artisan Mid Cap Fund routinely holds securities of issuers classified as U.S., but which are organized outside the U.S. In addition, the Fund may hold up to 5% of its net assets in non-U.S. securities that are traded in the U.S., directly or as American Depositary Receipts (“ADRs”). Artisan International Fund and Artisan International Value Fund routinely hold securities of issuers classified as non-U.S., but which are organized in the U.S. and/or trade in the U.S.

Securities of non-U.S. companies include ADRs, New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Funds may invest in sponsored or unsponsored ADRs, EDRs, CDRs or GDRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Managing Investment Exposure.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions that generally are denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds will try to invest in companies located in countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments.

Income from non-U.S. securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the countries in which the Fund invests. The net asset value (the “NAV”) of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Emerging Markets. Under normal market conditions, Artisan Emerging Markets Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of foreign companies domiciled, headquartered, or whose primary business activities or principal trading markets are located in emerging markets. Under normal market conditions, each of Artisan International Fund and Artisan International Value Fund may invest up to 20% of its net assets at market value at the time of purchase in emerging market securities. Artisan Partners considers emerging markets to be those markets in any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through more prudent economic policies.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

Privatizations. Some governments have been engaged in programs of selling part or all of their interests in government owned or controlled enterprises (“Privatizations”). Artisan Partners believes that Privatizations may offer opportunities for significant capital appreciation, and may invest assets of Artisan Emerging Markets Fund, Artisan International Fund and Artisan International Value Fund in Privatizations in appropriate circumstances. In certain countries, the ability of a U.S. entity such as a Fund to participate in Privatizations may be limited by local law, and/or the terms on which a Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell their interests in companies currently owned or controlled by them or that Privatization programs will be successful.

Participation Certificates

Artisan Emerging Markets Fund may invest up to 10% of its net assets measured at the time of purchase in participation certificates. In a typical transaction, the Fund would buy a participation certificate from a bank or broker-dealer (“counterparty”) that would entitle the Fund to a return measured by the change in value of an identified underlying security. The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or the Fund exercises the participation certificate and closes its position, the Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).

A participation certificate is an equity-linked security. The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate.

There are risks associated with participation certificates. The Fund will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the Fund the amount owed under the participation certificate. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. The Fund has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and so is dependent on the creditworthiness of the counterparty. The Fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. Participation certificates also may have a longer settlement period than the underlying shares and during that time the Fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be brokers, dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, the Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act.

For the purposes of determining compliance with the Fund’s limitations on investing in certain markets, regions, securities or industries, the Fund intends to look-through the participation certificate to the issuer of the underlying security. For example, Artisan Emerging Markets Fund must invest no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered or whose primary business activities or principal trading markets are in emerging markets. The Fund will consider the issuer of the security underlying the participation certificate as the issuer for the purpose of testing compliance with this and other similar investment restrictions.

Real Estate Investment Trusts (“REITs”)

REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

The Funds try to avoid investing in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) that qualify as “taxable mortgage pools,” or that otherwise expect to generate excess inclusion income, but the Funds may not always be successful in doing so. Under Treasury regulations that have not yet been issued, but may apply retroactively, if a Fund receives excess inclusion income from a REIT, that portion of the income will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, a Fund that invests in a REIT may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Funds to forego otherwise attractive investment opportunities.

The Internal Revenue Service has issued interim administrative guidance implementing the regulatory principles described in the preceding paragraph to require the Funds (i) to allocate excess inclusion income to shareholders in proportion to dividends, (ii) to inform shareholders who are nominees of the amount and character of excess inclusion income allocated to them, (iii) to pay a tax imposed on excess inclusion income that is allocable to record shareholders that are disqualified organizations, and (iv) to apply withholding tax provisions to the excess inclusion income portion of dividends paid to foreign shareholders without regard to any exemption or reduction in tax rate. Pending the issuance of further guidance, each Fund is required, for its taxable years beginning on or after January 1, 2007, (i) to inform all of its shareholders that are not nominees regarding the amount and character of the excess inclusion income allocated to them if the excess inclusion income received by the Fund from all sources exceeds one percent of the gross income of the Fund, or, (ii) if it is not subject to the preceding reporting requirement, to inform all of its shareholders that are not nominees regarding the amount and character of excess inclusion income allocated to them, taking into account only excess inclusion income allocated to the Fund from any REIT whose excess inclusion income in its most recent taxable year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends.

Convertible Securities

Each Fund may invest in convertible securities, although as of the date of this statement of additional information, the Funds have not done so. Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock.

Managing Investment Exposure

The Funds may (but generally do not and are not obligated to) use various techniques to increase or decrease their exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of their portfolios. These techniques include buying and selling options, futures contracts or options on futures contracts, or entering into currency exchange contracts.

Artisan Partners may use these techniques to adjust the risk and return characteristics of a Fund’s portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with a particular Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of that Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The Funds may use these techniques for hedging, risk management or portfolio management purposes and not for speculation.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers, are not exchange traded, and usually are for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows a Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio of a particular Fund. The Funds may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities and Indexes. The Funds may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq stock market.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired.

As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. A Fund may buy and sell futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. A Fund also may purchase and write call and put options on futures contracts. Options on futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above).

A Fund may use futures contracts and options on futures contracts for hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission so long as, to the extent that such transactions are not for “bona fide hedging purposes,” the aggregate initial margin and premiums required to establish such positions (excluding the amount by which such options are in-the-money2) do not exceed 5% of the Fund’s net assets.

To avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked-to-market on a daily basis.

There are risks associated with futures contracts and options on futures contracts including: the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; there may not be a liquid secondary market for a futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.

[2]

A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Rule 144A Securities

The Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (the “1933 Act”). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Emerging Markets Fund and Artisan International Fund (and, to a lesser extent, Artisan International Value Fund) purchase Rule 144A securities that are privately placed in the United States. The securities purchased by the Funds are then typically freely tradeable outside the U.S. either on a non-U.S. securities exchange or over-the-counter.

Artisan Partners, under the supervision of the board of directors of Artisan Funds, may consider whether Rule 144A securities are illiquid and thus subject to each Fund’s restriction on investing no more than 10% of its net assets in illiquid securities. In making a determination of whether a Rule 144A security is liquid or not, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities that have been determined to be liquid would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if such securities are not freely tradeable outside the United States and qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, each Fund may lend its portfolio securities to broker-dealers and banks. Each of Artisan Emerging Markets Fund, Artisan International Fund and Artisan International Value Fund expect to lend certain foreign portfolio securities to capture a portion of the tax on a dividend to be paid by the issuer of the security that the Fund would not otherwise have the ability to reclaim. Each other Fund may, but does not currently intend to, lend its portfolio securities to generate additional income. Any loan of portfolio securities must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners’ judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund will lend portfolio securities having an aggregate value of more than 5% of the lending Fund’s assets at the time of initiation of any loan.

Cash and Repurchase Agreements

Each Fund generally tries to maintain cash in its portfolio at not more than 5% of the Fund’s net assets. However, cash flows from shareholder purchases and sales of Fund shares and from Fund purchases and sales of portfolio securities can cause the Fund’s cash to vary significantly from time to time. The investment strategies of all the Funds include consideration of valuation – that is, the price of the stock in relation to its assessed prospects. During periods when stock prices are moving broadly upwards, investment of available cash may be slowed because higher prevailing valuations cause fewer securities to meet the Funds’ investment criteria. This is particularly true of Artisan International Value Fund, but is also the case of the other Funds to a lesser extent. As a result of their emphasis on valuation as an investment criterion, each Fund may at times hold more than 5% of its net assets in cash, particularly after periods of broadly rising stock prices. The Funds typically invest their available cash in repurchase agreements.

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. No Fund currently intends to have commitments to purchase when-issued securities in excess of 5% of its net assets.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to each Fund’s fundamental limitation on borrowing.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase NAV fluctuation.

Short Sales

Each Fund may make short sales “against the box.” In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables a Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. No Fund currently intends to have commitments to make short sales “against the box” in excess of 5% of its net assets.

Line of Credit

Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by a Fund would be subject to restriction (4) under “Investment Restrictions” in this SAI.

Portfolio Turnover

Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and a Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. For the fiscal years ended September 30, 2006 and September 30, 2005, respectively, each Fund’s portfolio turnover rates were as follows:

Fund	Fiscal Year Ended September 30, 2006	Fiscal Year Ended September 30, 2005
Emerging Markets Fund	24.26%[1]	—
International Fund	57.80	56.15%
International Value Fund	42.52	53.15
Mid Cap Fund	73.59	83.00

[1]	For the period from the Fund’s inception on June 26, 2006, not annualized.

Future turnover rates for the Funds may vary significantly from year to year. A high rate of portfolio turnover results in increased transaction costs, which must be borne by that Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See “Dividends, Capital Gains & Taxes” in the prospectus, and “Additional Tax Information” in this SAI.

Investment Restrictions

Fundamental Restrictions

Artisan Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of each Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of each Fund’s outstanding shares) under which a Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent a Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures;3

(5) invest in a security if more than 25% of its net assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities; or

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

A Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in a Fund will receive written notification at least 30 days prior to any change in that Fund’s investment objective.

Non-Fundamental Restrictions

Each Fund is also subject to non-fundamental restrictions and policies (which may be changed by the board of directors), under which a Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers [Artisan Mid Cap Fund only];

(d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund

[3]	A Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(e) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(f) under normal market conditions, invest less than 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers domiciled, headquartered or whose primary business activities or principal trading markets are in emerging markets, in each case at the time of investment [Artisan Emerging Markets Fund];

(g) under normal market conditions, invest less than 80% of its net assets plus any borrowings for investment purposes in securities of issuers having aggregate common stock market capitalizations greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Russell Midcap® Index, in each case at the time of investment [Artisan Mid Cap Fund only];

A Fund will notify its shareholders at least 60 days prior to any change in the policies described in (f) and (g) above.

For purposes of these investment restrictions, subsequent changes in a Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require a Fund to sell or dispose of an investment or to take any other action.

Organization

The Funds are series of Artisan Funds, Inc., an open-end, diversified management investment company that was incorporated under Wisconsin law on January 5, 1995.

Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer two classes of shares: Investor Shares and Institutional Shares. Artisan Emerging Markets Fund only offers Institutional Shares. As described more fully in the Institutional Shares prospectus, Institutional Shares of the Funds are offered to certain institutional investors with a minimum initial investment of $1 million for Artisan Emerging Markets Fund and $5 million for each of the other Funds. The classes of a Fund share pro rata the costs of management of that Fund’s portfolio, including the advisory fee, but each bears the cost of its own transfer agency and shareholder servicing arrangements. Those arrangements may result in differing expenses of communications to shareholders of the classes in a single Fund.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the regulation of investment companies). Artisan Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted upon by shareholders. Artisan Funds believes that not holding shareholder meetings except as otherwise required reduces each Fund’s expenses and enhances shareholder returns.

The Funds may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Funds will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote, or fraction thereof, for each share of any Fund, or fraction thereof, that you own. Shareholders not attending these meetings are encouraged to vote by proxy.

All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of a Fund have equal rights in the event of liquidation of that Fund. Shares of the Funds have no preemptive, conversion or subscription rights.

Artisan Funds is governed by a board of directors that is responsible for protecting the interests of the Funds’ shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review performance. A majority of directors are not otherwise affiliated with Artisan Funds or Artisan Partners.

Directors and Officers

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. The Funds’ bylaws provide that each director must retire at the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.

The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years are shown below. There are nine series of Artisan Funds, all of which are overseen by the board of directors and officers of Artisan Funds.

Name and Age at January 1, 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Directors who are not “interested persons” of Artisan Funds:

David A. Erne, 63	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).

Thomas R. Hefty, 59	Director	3/27/95	President, Kern Family Foundation. Adjunct Faculty, Department of Business and Economics, Ripon College; Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

Jeffrey A. Joerres, 47	Director	8/9/01	Chairman of the Board, President and Chief Executive Officer of Manpower Inc. (non-governmental employment service organization).	Director, Johnson Controls, Inc. (manufacturer of automotive systems and building controls).

Patrick S. Pittard, 61	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia.	Director, Lincoln National Corporation (insurance and investment management company); Member, Board of Regents of the University System of Georgia.

Howard B. Witt, 66	Director	3/27/95	Retired. Until December 2004, Chairman of the Board, President and Chief Executive Officer of Littelfuse, Inc. (manufacturer of advanced circuit protection devices).	Franklin Electric Co., Inc. (manufacturer of electric motors).

Name and Age at January 1, 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Director who is an “interested person” of Artisan Funds:

Andrew A. Ziegler, 49*	Director, President and Chief Executive Officer	Director since 1/5/95 and Chairman of the Board 1/5/95 – 12/19/03; President since 12/19/03 (Chief Executive Officer continuously since 1/5/95)	Managing Director of Artisan Partners; Chairman and President of Artisan Distributors; until December 2003, Chairman of Artisan Funds.	None.

Officers:

Carlene M. Ziegler, 50	Vice President	3/27/95; Director 3/27/95 – 2/4/05	Managing Director of Artisan Partners and Portfolio Co-Manager of Artisan Small Cap Fund.	None.

Lawrence A. Totsky, 47	Chief Financial Officer and Treasurer	1/22/98	Managing Director and Chief Financial Officer of Artisan Partners; Vice President, Chief Financial Officer and Treasurer of Artisan Distributors.	None.

Janet D. Olsen, 50	General Counsel and Secretary	1/18/01	Managing Director and General Counsel of Artisan Partners; Vice President and Secretary of Artisan Distributors.	None.

Brooke J. Billick, 53	Chief Compliance Officer	8/19/04	Associate Counsel and Chief Compliance Officer of Artisan Partners; Chief Compliance Officer of Artisan Distributors; prior to joining Artisan Partners in February 2004, Vice President, Securities Counsel and Corporate Secretary of Marshall & Ilsley Trust Company, N.A. (bank) and M&I Investment Management Corp. (investment adviser) and Chief Legal Officer and Secretary of Marshall Funds, Inc. (mutual fund company).	None.

*	Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the 1940 Act, because he is a Managing Director of Artisan Partners and an officer and director of Artisan Investment Corporation (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners. Mr. Ziegler is also President of Artisan Distributors, Artisan Funds’ principal underwriter.

Name and Age at January 1, 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Michael C. Roos, 48	Vice President	12/19/03	Managing Director of Artisan Partners; Vice President of Artisan Distributors; until December 2003, President of Artisan Funds.	None.

Gregory K. Ramirez, 36	Assistant Secretary and Assistant Treasurer	1/22/98	Managing Director of Client Accounting and Administration since January 2003, Director of Client Accounting and Administration prior thereto; Assistant Treasurer of Artisan Distributors.	None.

Sarah A. Johnson, 34	Assistant Secretary	2/5/03	Associate Counsel of Artisan Partners; prior to joining Artisan Partners in July 2002, Associate of the law firm Bell, Boyd & Lloyd LLP, Chicago, IL.	None.

The business address of the officers and directors affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne – 1000 North Water Street, Suite 2100, Milwaukee, Wisconsin 53202; Mr. Hefty – W233 N2080 Ridgeview Parkway, Waukesha, Wisconsin 53187; Mr. Joerres – 5301 North Ironwood, Milwaukee, Wisconsin 53217; and Mr. Pittard and Mr. Witt – c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The board of directors has an executive committee, an audit committee, and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee, which is comprised of officers of Artisan Funds. The following table identifies the members of those committees and the number of meetings of each committee held during the fiscal year ended September 30, 2006 and the function of each committee.

Committee	Members of Committee	Number of meetings	Principal Functions of Committee

Executive Committee	David A. Erne* Andrew A. Ziegler Thomas R. Hefty+	2**	The executive committee generally has the authority to exercise the powers of the board during intervals between meetings.

Audit Committee	David A. Erne Thomas R. Hefty* Jeffrey A. Joerres Patrick S. Pittard Howard B. Witt	4	The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of the Funds’ financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of the Funds’ internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors; and reviews legal and regulatory matters.

Governance and Nominating Committee	David A. Erne Thomas R. Hefty Jeffrey A. Joerres Patrick S. Pittard Howard B. Witt*	3	The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors and compensation of non-interested directors, and oversees the process for evaluating the functioning of the board. Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	Andrew A. Ziegler++ Sarah A. Johnson Janet D. Olsen Gregory K. Ramirez Lawrence A. Totsky	126	The valuation committee is responsible for determining, in accordance with Artisan Funds’ valuation procedures, a fair value for any portfolio security for which no reliable market quotations are available or for which the valuation procedures do not produce a fair value.

*	Chairperson of the committee.
**	The number shown represents one meeting of the committee and one action by written consent of the committee members.
+	Alternate member of the committee.
++	Mr. Ziegler was a member of the valuation committee until February 2006 at which time Ms. Johnson was elected to the committee.

Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Funds, Inc. at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience

(including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Funds, Artisan Partners Limited Partnership or Artisan Distributors LLC, and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. Recommendations for candidates as directors of Artisan Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file until active recruitment is under way. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).

For the fiscal year ended September 30, 2007, the compensation paid to the non-interested directors of Artisan Funds for their services as such consists of an annual retainer fee in the amount of $140,000 (to be increased by $10,000 for each series of Artisan Funds in excess of nine). In addition, the independent chair of the board of directors receives an additional $60,000 annually and the chair of any committee receives an additional $30,000 annually. No per meeting fees are paid.

Compensation is paid only to directors who are not interested persons of Artisan Funds or Artisan Partners and is allocated among the series of Artisan Funds in accordance with a procedure determined from time to time by the board. Artisan Funds has no retirement or pension plan.

Artisan Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an “interested person” of Artisan Funds to elect to defer receipt of all or a portion of his or her compensation as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Funds on the date that such compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Funds as designated by the participating director. At the time for commencing distributions from a director’s deferral account, which is no later than when the director ceases to be a member of the board of directors, the director may elect to receive distributions in a lump sum or over a period of five years. Each Fund’s obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund’s obligations to make distributions under the Plan.

The following table sets forth the aggregate compensation paid by the Funds and total compensation paid by the Artisan Funds complex to each director.

Name of Director	Aggregate Compensation from the Funds [1]		Total Compensation from the Fund Complex Paid to Directors[2]
Andrew A. Ziegler	$0		$0
David A. Erne	139,803		189,574
Thomas R. Hefty	117,327		159,096
Jeffrey A. Joerres	94,850	[3]	128,618
Patrick S. Pittard	94,850		128,618
Howard B. Witt	117,327		159,096

[1]

The compensation presented in this column is an aggregate of (i) the compensation paid by Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund for the fiscal year ended September 30, 2006 and (ii) an estimate of the amount to be paid during the current fiscal year by Artisan Emerging Markets Fund, which commenced operations in 2006.

[2]

The compensation presented in this column is an aggregate of (i) the compensation paid by Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund for the fiscal year ended September 30, 2006 and (ii) an estimate of the amount to be paid during the current fiscal year by Artisan Emerging Markets Fund and Artisan Opportunistic Value Fund, each of which commenced operations in 2006.

[3]

This amount includes compensation deferred at the election of Mr. Joerres under Artisan Funds’ deferred compensation plan. As of September 30, 2006, the value of Mr. Joerres’ deferred compensation account was $100,260.

As of the date of this SAI, no director or officer beneficially owned Institutional Shares of Artisan International Fund, Artisan International Value Fund or Artisan Mid Cap Fund. At December 1, 2006, the officers and directors of Artisan Funds as a group owned beneficially less than 1% of the outstanding shares of each Fund other than Artisan Emerging Markets Fund, including shares held in the Artisan Partners 401(k) retirement plan. In certain circumstances, Mr. Ziegler (a director and president of the Funds), Mr. Totsky (chief financial officer and treasurer of the Funds) and Ms. Olsen (general counsel and secretary of the Funds), as trustees of the plan, have the discretion to vote and dispose of shares held in the plan. The officers and directors of Artisan Funds as a group owned beneficially 51.97% of Artisan Emerging Markets Fund at December 1, 2006.

The following table illustrates the dollar range of shares of each Fund “beneficially” owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”)) by each director as of December 31, 2005. The dollar range for the securities represented in the table was determined using the NAV of a share of each Fund as of the close of business on December 30, 2005.

Name	Emerging Markets Fund[1]	Int’l Fund	Int’l Value Fund	Mid Cap Fund	Aggregate Artisan Funds[2]
David A. Erne	NA	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Thomas R. Hefty	NA	Over $100,000	None	Over $100,000	Over $100,000
Jeffrey A. Joerres	NA	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Patrick S. Pittard	NA	$50,001 –100,000	Over $100,000	$10,001 –50,000	Over $100,000
Howard B. Witt	NA	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Andrew A. Ziegler	NA	Over $100,000	Over $100,000	Over $100,000	Over $100,000

[1]	Artisan Emerging Markets Fund commenced operations on June 26, 2006.

[2]

Reflects beneficial ownership of Investor Shares of Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. As of December 31, 2005, no director beneficially owned Institutional Shares of Artisan International Fund, Artisan International Value Fund or Artisan Mid Cap Fund.

No director who is not an interested person of Artisan Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

Portfolio Managers

Maria Negrete Gruson is the portfolio manager for Artisan Emerging Markets Fund. Mark L. Yockey is the portfolio manager for Artisan International Fund. N. David Samra is lead portfolio manager and Daniel J. O’Keefe is portfolio manager for Artisan International Value Fund. Andrew C. Stephens and James D. Hamel are the portfolio co-managers and Shayne M. John is the associate portfolio manager for Artisan Mid Cap Fund.

The portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds, including separate accounts and unregistered funds. Fees earned by Artisan Partners may vary among these accounts and the portfolio managers may personally invest in some but not all of those accounts. Information regarding those other accounts is set forth in the tables below. 1

Number of Other Accounts Managed and Assets by Account Type as of September 30, 2006

Fund	Portfolio Manager(s)	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Emerging Markets Fund	Maria Negrete Gruson	Accounts: 0 Assets: 0	Accounts: 0 Assets: 0	Accounts: 0 Assets: 0

International Fund	Mark L. Yockey	Accounts: 5+ Assets: $ 2,278,314,348+	Accounts: 1 Assets: $282,521,895	Accounts: 34 Assets: $8,818,345,375

International Value Fund	N. David Samra Daniel J. O’Keefe	Accounts: 0 Assets: 0	Accounts: 4 Assets: $804,513,533	Accounts: 5 Assets: $204,103,654

Mid Cap Fund	James D. Hamel Andrew C. Stephens Thomas D. Wooden	Accounts: 0 Assets: 0	Accounts: 1 Assets: $1,224,448,213	Accounts: 42 Assets: $4,042,479,436

+	This includes Artisan International Small Cap Fund, which is managed by Mr. Yockey and had assets of $945,749,392 as of September 30, 2006.

Effective May 31, 2007, Shayne M. John was named associate portfolio manager of Artisan Mid Cap Fund with James D. Hamel and Andrew C. Stephens, who serve as the Fund’s portfolio co-managers. Effective September 21, 2007, Thomas D. Wooden is no longer associate portfolio manager of Artisan Mid Cap Fund.

Number of Other Accounts Managed and Assets by Account Type as of May 15, 2007*

Fund	Additional Portfolio Manager	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts

Mid Cap Fund	Shayne M. John	Accounts: 0 Assets: 0	Accounts:1 Assets: $1,296,641,574	Accounts: 37 Assets: $4,041,847,097

*	The information is presented as though the appointment of Mr. John as associate portfolio manager of Artisan Mid Cap Fund described above had been made as of May 15, 2007, rather than the May 31, 2007 effective date of such appointment.

The advisory fees received by Artisan Partners in connection with the management of the Funds are not based on the performance of the Funds; however, fees received by Artisan Partners from two of its separately managed accounts are performance-based. Artisan Partners manages an account for a registered investment company client in its international growth strategy with assets of $537,057,540 (as of September 30, 2006) for which it receives a performance-based fee.

Artisan Partners’ portfolio managers are compensated through a fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategy, including the Fund. Portfolio managers are not compensated

[1]

Each portfolio manager may invest for his or her own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the portfolio manager or members of his or her family have a beneficial or pecuniary interest because no advisory relationship exists with Artisan Partners or any of its affiliates.

based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Fund shareholders. The portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried employees. All of Artisan Partners’ senior professionals, including portfolio managers, have or are expected to have over a reasonable time limited partnership interests in the firm.

At September 30, 2006, each portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds they manage having values within the indicated dollar ranges.

Portfolio Manager	Fund	Ownership*
Maria Negrete Gruson	Emerging Markets Fund	$100,001-$ 500,000
James D. Hamel	Mid Cap Fund	Over $1 million
Shayne M. John+	Mid Cap Fund	None
Daniel J. O’Keefe	International Value Fund	Over $1 million
N. David Samra	International Value Fund	Over $1 million
Andrew C. Stephens	Mid Cap Fund	Over $1 million
Thomas D. Wooden**	Mid Cap Fund	$100,001-$ 500,000
Mark L. Yockey	International Fund	Over $1 million

*	Reflects beneficial ownership of Investor Shares of Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund.

+

Effective May 31, 2007, Mr. John was named associate portfolio manager of Artisan Mid Cap Fund. The information shown in the table with respect to Mr. John’s beneficial ownership of Fund shares is as of May 15, 2007.

**	Effective September 21, 2007, Mr. Wooden is no longer associate portfolio manager of Artisan Mid Cap Fund.

There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of a Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy managed by Artisan Partners, including the Funds’ accounts, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ accounting and financial personnel and legal and compliance personnel divide their time among services to Artisan Funds and separate account clients. At certain times, members of Artisan Partners’ personnel, including senior management, may devote a significant amount of time to servicing separate account clients. In general, however, Artisan Partners performs a significant number of duties for Artisan Funds that it does not perform for other clients. As such, there are several employees who devote all or substantially all of their time to Artisan Funds and there are times when very significant portions of the time of senior management is devoted to Artisan Funds.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, actions by one client account or multiple client accounts may impact the manner in which Artisan Partners invests on behalf of all of its client accounts if one or more accounts place restrictions on investments that differ from the restrictions of other client accounts. Artisan Partners attempts to prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners does not generally accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Funds, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

Artisan Partners may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Funds if the Artisan Partners employee were not a director.

Allocation of Portfolio Transactions Among Clients. Artisan Partners has adopted written procedures for aggregating portfolio transactions and allocating them among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s portfolio management teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute a portfolio management team’s order, the trader for that strategy usually places a single order across all participating accounts for execution by a single broker. All participating accounts, including the Funds, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and the same commission rate.

Because the firm usually does not know in advance how many shares it will receive in most underwritten offerings, like initial public offerings, the firm allocates the shares after the shares are received. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the portfolio manager has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, if any, are not permitted to invest in underwritten offerings.

Soft Dollars and Commission Recapture. As described in more detail under “Portfolio Transactions” below, Artisan Partners may use client brokerage to pay for research if the research provides lawful and appropriate assistance to the firm in the investment decision-making process. Beginning January 1, 2007, Artisan Partners will use client commissions to acquire third party research only if it has intellectual content, and for proprietary research provided by brokers participating in the execution process, including access to the firm’s traders and analysts, access to conferences and company managements, and the provision of market information. When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or ECN that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners does not use client brokerage from accounts invested in a strategy for research that does not benefit that strategy. Because orders are generally aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Funds, generally will pay the same commission rate for trades and will share pro rata in the costs for the research.

A number of Artisan Partners’ clients, including the Funds, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account).

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in the Funds’ compliance procedures and are reviewed on at least an annual basis by the Funds’ board of directors.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan Partners’ clients, including the Funds. Artisan Partners currently has one account funded with the firm’s assets and managed in order to confirm the viability of its investment strategy. That account, and other proprietary accounts, that may exist from time to time, are treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more of those accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary accounts.

Personal transactions are subject to the Artisan Partners Code of Ethics, which generally provides that employees of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal transactions in securities by Artisan employees (including acquisitions of securities as part of an initial public offering or private placement) and prohibits Artisan employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities (including trading of mutual funds for which Artisan Partners acts as adviser or sub-adviser) within sixty days. In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.

Fees. Like the fees Artisan Partners receives from the Funds, the fees Artisan Partners receives as compensation from separately managed accounts are generally calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2006, Artisan Partners had two separate accounts with performance-based fees. In addition, Artisan Partners manages a private investment partnership in the small cap growth strategy. As described in more detail above, Artisan Partners has adopted procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Control Persons and Principal Shareholders

As of December 1, 2006, Andrew Ziegler, a non-independent director and officer of Artisan Funds, and Carlene Ziegler, an officer of Artisan Funds, may be deemed to control Artisan Emerging Markets Fund by virtue of owning more than 25% of the Fund’s outstanding shares. At that date, Mr. and Mrs. Ziegler owned of record 47.30% of Artisan Emerging Markets Fund. In addition, Artisan Partners, the general partner of which is controlled by Mr. and Mrs. Ziegler, owned of record 19.11% of Artisan Emerging Markets Fund. Through the exercise of voting rights with respect to shares of the Fund owned by Mr. and Mrs. Ziegler and the shares held by Artisan Partners, Mr. and Mrs. Ziegler may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

The only persons known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of any Fund as of December 1, 2006 were:

Name and Address	Fund	Percentage of Outstanding Shares Held

New York State Teacher’s	International Fund	10.22%
Retirement System
10 Corporate Woods Drive
Albany, NY 12211-2500

Wells Fargo Bank	International Value Fund	14.30%
FBO Stoel Rives LLP
PO Box 1533
Minneapolis, MN 55480-1533

Mac & Co	International Value Fund	5.29%
FBO University of Notre Dame
PO Box 3198
Pittsburgh, PA 15230-3198

The Reed Institute	International Value Fund	10.08%
3203 SE Woodstock Blvd
Portland, OR 97202-8138

Jewish Community Endowment Pool	International Value Fund	10.27%
109 Brookline Ave Ste 300
Boston, MA 02215-3903

Care Group Investment Partnership	International Value Fund	10.58%
109 Brookline Ave Ste 300
Boston, MA 02215-3903

Care Group Pension Plan	International Value Fund	9.29%
109 Brookline Ave Ste 300
Boston, MA 02215-3903

Union Bank Tr	International Value Fund	7.04%
FBO LA Fireman BPI
PO Box 85484
San Diego, CA 92186-5484

Name and Address	Fund	Percentage of Outstanding Shares Held

Atwell & Co	International Value Fund	27.41%
4380 SW Macadam Ave Ste 450
Portland, OR 97239-6407

Priests of Holy Cross Indiana	International Value Fund	5.74%
Province
PO Box 774
Notre Dame, IN 46556-0774

Wendel & Company	Mid Cap Fund	6.63%
FBO Archdiocese of Miami
PO Box 1066 Wall Street Station
New York, NY 10268-1066

Artisan Partners Limited Partnership	Emerging Markets Fund	19.11%
875 E Wisconsin Ave
Milwaukee, WI 53202-5408

Andrew and Carlene Ziegler	Emerging Markets Fund	47.30%
875 E Wisconsin Ave
Milwaukee, WI 53202-5408

Investment Advisory Services

Artisan Partners provides investment advisory services to each Fund pursuant to Investment Advisory Agreements dated May 10, 2006 (Emerging Markets Fund); December 27, 1995, as amended November 17, 2005 (International Fund); August 9, 2002 (International Value Fund); and April 10, 1997 (Mid Cap Fund) (the “Advisory Agreements”) and is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs. Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation (“AIC”) was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. As an officer of AIC, Mr. Ziegler (together with his spouse, a former director of Artisan Funds) manages Artisan Partners. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of the Americas, Suite 3005, New York, New York 10019; 800 Delaware Avenue, Suite 605, Wilmington, Delaware 19801 (until approximately January 15, 2007); and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801 (beginning approximately January 15, 2007).

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis for the board of directors’ decision to approve the investment advisory contract for Artisan Emerging Markets Fund is available in the Funds’ annual report to shareholders for the fiscal year ended September 30, 2006. A discussion regarding the basis for the board of directors’ decision to approve the renewal of the investment advisory contracts for Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund is available in the Funds’ semiannual report to shareholders for the most recent six months ended March 31. You may obtain a copy of the Funds’ most recent annual or semiannual reports, without charge, upon request to the Funds.

In return for its services, Artisan Emerging Markets Fund pays Artisan Partners a monthly fee at the annual rate of 1.050% of the Fund’s average daily net assets. Artisan International Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets from $500 million up to $750 million; 0.950% of average daily net assets from $750 million to $1 billion; 0.925% of average daily net assets from $1 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. Each of Artisan International Value Fund and Artisan Mid Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets from $500 million up to $750 million; 0.950% of average daily net assets from $750 million to $1 billion; and 0.925% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse Artisan Emerging Markets Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets over each fiscal year.

The investment advisory fees paid by the Funds for the fiscal years ended September 30, 2006, September 30, 2005 and September 30, 2004 were as follows:

Fund	Fiscal Year Ended September 30, 2006		Fiscal Year Ended September 30, 2005	Fiscal Year Ended September 30, 2004
Emerging Markets Fund	$15,218	[1]	—	—
International Fund	118,863,237		$101,816,286	$90,708,425
International Value Fund	8,368,776		5,230,212	1,038,265
Mid Cap Fund	54,380,280		54,278,551	42,817,855

[1]	For the period from the Fund’s inception on June 26, 2006.

Code of Ethics

The 1940 Act and rules thereunder require that Artisan Funds, Artisan Partners and Artisan Distributors LLC (“Distributors”) establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Funds might take advantage of that knowledge for their own benefit. Artisan Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Funds, Artisan Partners and Distributors to detect and prevent conflicts of interest.

Distributor

Shares of the Funds are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Funds or their shareholders. Distributors is wholly-owned by Artisan Partners. All distribution expenses relating to the Funds are paid by Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of the Funds and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.

Artisan Funds pays all expenses in connection with registration of its shares with the U.S. Securities and Exchange Commission (“SEC”) and any auditing and filing fees required in compliance with various state securities laws. Artisan Partners bears all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Funds’ shares only on a best efforts basis. Distributors is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Portfolio Transactions

Artisan Partners places the orders for the purchase and sale of each Fund’s portfolio securities. Artisan Partners’ primary objective in effecting portfolio transactions is to obtain the best combination of net price and execution under the circumstances. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other subjective factors also may enter into the decision. These include: Artisan Partners’ knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker-dealer selected and others that are considered, including its flexibility in completing step-out transactions; Artisan Partners’ knowledge of the financial stability of the broker-dealer selected; whether executing the trade through an electronic communication network (“ECN”) can provide a better combination of net price and execution; and Artisan Partners’ knowledge of actual or apparent operational problems of any broker-dealer considered. To the extent more than one broker is considered capable of providing best execution, based on the factors listed above, Artisan Partners may take into account whether the broker provides the firm with research products or services. Recognizing the value of the factors above, Artisan Partners may cause a Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction.

Artisan Partners maintains and periodically updates a list of approved broker-dealers and dealers that, in Artisan Partners’ judgment, generally are able to provide best net price and execution after taking into consideration the factors noted above. Evaluations of the services provided by broker-dealers, including the reasonableness of brokerage commissions based on the foregoing factors, are made on an ongoing basis by Artisan Partners’ staff while effecting portfolio transactions and periodically by Artisan Partners’ brokerage committee, and reports are made annually to the Artisan Funds’ board of directors. As a matter of policy, Artisan Funds and Artisan Partners do not compensate a broker or dealer for any promotion or sale of Artisan Funds’ shares by directing to the broker or dealer (i) securities transactions for an Artisan Funds portfolio; or (ii) any remuneration, including but not limited to any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Funds’ portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Funds have adopted policies and procedures that are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers to effect transactions in portfolio securities transactions (for example, trading desk personnel) from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts on behalf of Artisan Funds; and (2) Artisan Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the Funds’ shares. As part of such policies and procedures, Artisan Partners’ staff conduct periodic testing to determine if any significant correlation exists between sales of the Funds’ shares by a broker and the direction of brokerage transactions on behalf of Artisan Funds’ portfolios to that broker (or an affiliate).

A small portion, if any, of the brokerage commissions generated by each Fund is directed to a broker in a commission recapture arrangement. Pursuant to those arrangements, the participating broker repays a portion of the commissions it receives, in cash, to the Fund generating the commission. The cash rebates are made directly to the Fund that generated the commission and are included in net realized gain or loss on investments in the applicable Fund’s Statement of Operations in the Fund’s annual and semiannual reports to shareholders.

When selecting a broker-dealer or an ECN for a particular transaction, Artisan Partners may consider, among other factors, the value of research products or services furnished to Artisan Partners by those organizations. The types of research products and services Artisan Partners may receive include: research reports, subscriptions to financial publications and research compilations; compilations of securities prices, earnings, dividends and similar data; quotation services; and services related to economic and other consulting services. When Artisan Partners receives these items in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or ECN that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

In some instances, Artisan Partners may have an agreement or understanding with a broker-dealer or ECN that Artisan Partners will direct brokerage transactions to that broker-dealer or ECN generating not less than a stated dollar amount of commissions. In those instances, the obligations of Artisan Partners pursuant to that agreement or understanding may, in some transactions, be an important or determining factor in the selection of a broker-dealer or ECN, even if another broker-dealer or ECN might execute the same transaction on comparable terms. Artisan Partners enters into such an agreement with a broker-dealer only if, in the judgment of Artisan Partners, the benefits to clients, including the Funds, of the research products and/or services provided outweigh any potential disadvantages to clients. In other instances, Artisan Partners may have no agreement or understanding with a broker-dealer that provides research. Artisan Partners identifies those broker-dealers that have provided it with research products or services and the value of the research products or services they provided. Artisan Partners directs commissions generated by its clients’ accounts in the aggregate to those broker-dealers to ensure the continued receipt of research products and services Artisan Partners believes are useful.

In some instances, Artisan Partners receives from broker-dealers products or services that are used both in the investment research process and for administrative, marketing or other non-research purposes. In those cases, Artisan Partners makes a good faith effort to determine the proportion of such products or services that may be considered used for investment research. Only the portion of the costs of such products or services attributable to research usage is defrayed by Artisan Partners through brokerage commissions generated by client transactions. Artisan Partners pays the portion of the costs attributable to non-research usage of those products or services from its own funds.

Artisan Partners may use research products or services provided by broker-dealers or ECNs in servicing Artisan Partners’ account and the accounts of any or all of its clients, including the Funds, managed by the investment team(s) that use the research products or services. Artisan Partners may use step-outs to direct commissions to a broker-dealer that has provided research services to Artisan Partners and provides clearing and settlement services in connection with a transaction.

The research products and services received by Artisan Partners include both third-party research (in which the broker-dealer provides research products or services prepared by a third party) and proprietary research (in which the research products or services provided are prepared by the broker-dealer providing them). Artisan Partners uses only a limited percentage of its client brokerage dollars for soft dollar commitments for third-party research, but uses a greater percentage to acquire proprietary research.

Artisan Partners’ use of client brokerage to acquire research products and services is intended to qualify for the safe harbor provided by Section 28(e) of the 1934 Act and may involve payment of agency commissions, compensation on certain riskless principal transactions, and any other securities transactions the compensation on which qualifies for safe harbor treatment.

The following table shows the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in initial public offerings) paid by each Fund during the periods indicated. All amounts are rounded to the nearest dollar.

Fund	Fiscal Year Ended September 30, 2006		Fiscal Year Ended September 30, 2005	Fiscal Year Ended September 30, 2004
Emerging Markets Fund	$14,451	[1]	—	—
International Fund	26,289,851		$25,256,917	$24,232,435
International Value Fund	1,827,523		1,373,366	419,465
Mid Cap Fund	8,333,580		9,798,759	13,549,292

[1]	For the period from the Fund’s inception on June 26, 2006.

Artisan International Fund and Artisan International Value Fund paid greater aggregate commissions for the fiscal year ended September 30, 2006 compared to fiscal year ended September 30, 2005 and for the fiscal year ended September 30, 2005 compared to fiscal year ended September 30, 2004. The increases in aggregate commissions paid by Artisan International Fund and Artisan International Value Fund were due primarily to increases in net assets, and for Artisan International Fund, increases in the Fund’s portfolio turnover rate also contributed to the increase in aggregate commissions paid.

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services (including proprietary or “bundled” research services) to the Fund or Artisan Partners, and the aggregate price paid or received for shares purchased or sold in connection with those transactions, during the fiscal year ended September 30, 2006.

	Fiscal Year Ended September 30, 2006
Fund	Commissions Paid for Research	Related Aggregate Share Price Paid/Received
Emerging Markets Fund[1]	$6,400	$2,552,055
International Fund	19,736,382	10,485,991,064
International Value Fund	1,182,577	563,253,863
Mid Cap Fund	5,092,996	3,263,364,889

[1]	For the period from the Fund’s inception on June 26, 2006.

During the fiscal year ended September 30, 2006, certain series of Artisan Funds acquired securities of one of the Funds’ regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940, as amended) or their parent entities. The following table lists the name of that broker or dealer and the value of Artisan Funds’ aggregate holdings of the securities of that party as of September 30, 2006.

Broker or Dealer	Aggregate Value of Securities Held Fiscal Year Ended September 30, 2006
UBS AG	$523,496,275

Proxy Voting

The Funds have delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Funds. When Artisan Partners votes a Fund’s proxy, the Fund’s economic interest as a shareholder is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders.

When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Funds as shareholders. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to its general guidelines in circumstances where such a vote would be inconsistent with local regulations, customs or practices.

In the following circumstances Artisan Partners may not vote a Fund’s proxy:

•

Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•

Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

•

The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian.

•

The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan in order to vote the securities.

Artisan Partners has engaged a proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. Artisan Partners has also engaged a second proxy service provider to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.

Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to certain employees or services to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter (a) for which the guidelines do not specify a particular vote and an investment team recommends a vote inconsistent with the vote recommended by Artisan Partners’ primary proxy service provider, and/or (b) for which an investment team recommends a vote that is not consistent with the guidelines. None of the members of the proxy voting committee is responsible for servicing existing Artisan Partners’ clients or soliciting new clients for Artisan Partners.

Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Funds’ behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners manages assets for the issuer or an affiliate of the issuer and also recommends that the Funds invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

Artisan Partners will maintain a list of all issuers with whom it believes it has a potential conflict voting proxies (the “Identified Issuers”), and provide such list to each proxy administrator, who will refer all votes for Identified Issuers to a member of the proxy voting committee. Based on the information provided by the proxy administrator and such other information as the proxy voting committee may request, the proxy voting committee member will conduct an independent review of the proposed vote. If that member of the proxy voting committee has a material relationship with or has an immediate family member with a material relationship with the Identified Issuer, such person shall recuse himself or herself from the review of the vote and identify another member of the proxy voting committee without any such relationship with the Identified Issuer to conduct this review.

In the event an actual or potential conflict of interest has been identified, the proxy voting committee member may instruct the proxy administrator to vote proxies in accordance with the recommendations of one of Artisan Partners’ proxy service providers, provided that the service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the service provider is independent of such issuer. Such belief may be based upon a written certification provided to Artisan Partners by the proxy service provider or any other source the proxy voting committee deems reliable. If neither proxy service provider meets those requirements, the proxy voting committee shall meet and consider what course of action will best serve the interests of Artisan Partners’ clients, including the Funds, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

Artisan Partners periodically compares (a) the number of shares voted by the proxy service provider with the holdings of the Funds as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners uses reasonable efforts to determine the reasons for any discrepancies identified, and if such discrepancies are due to an administrative error of the proxy service provider, Artisan Partners works with such provider to minimize the risk of such errors in the future.

The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Funds’ proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov, (2) for each Fund except Artisan Emerging Markets Fund, on the Funds’ website at www.artisanfunds.com., and (3) for Artisan Emerging Markets Fund, on the Fund’s website at www.artemf.com. Artisan Emerging Markets Fund, which commenced operations on June 26, 2006, did not vote any proxies for the twelvemonth period ended June 30, 2006. The Fund’s proxy voting record for the twelve-month period ending June 30, 2007 will be available on the SEC’s website and on its website by August 31, 2007.

Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.

Disclosure of Portfolio Holdings

The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Funds’ shareholders. The procedures identify the circumstances in which a Fund’s portfolio holdings will be made publicly available and conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Funds’ portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Funds and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

Artisan Partners’ compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of directors regarding the policy’s operation and any material changes recommended as a result of such review.

Except as provided in Artisan Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of any Fund may be provided to any person. In no case do Artisan Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Funds or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of a Fund’s portfolio holdings.

Public Disclosure. A complete list of each Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such later date as Artisan Funds may determine (1) for each Fund except Artisan Emerging Markets Fund, on Artisan Funds’ website (www.artisanfunds.com) and (2) for Artisan Emerging Markets Fund, on that Fund’s website (www.artemf.com). On Artisan Funds’ website, portfolio holdings information can be found under the “Materials & Info” tab at www.artisanfunds.com/materials_info/view_online/view_online.cfm. A complete list of portfolio holdings is also included in the reports Artisan Funds files with the SEC after the end of each quarter. A Fund may disclose its top ten holdings or an incomplete list of its holdings as of a month-end may be made available immediately after any month-end (which list shall not include more than one-fourth of the Fund’s holdings), provided that the top ten holdings or other incomplete list has been made publicly available on the Fund’s website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings as of a month-end also may be made available immediately after month-end, provided that the substance of such discussion has been made publicly available on the Fund’s website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on the Fund’s website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current.

Artisan Funds will disclose portfolio holdings information of the Funds on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual period and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Funds’ fiscal year). See the Funds’ prospectus for information on the Funds’ release of portfolio holdings information.

Disclosure of statistical or descriptive information about a Fund’s holdings that does not specifically name the securities held is not prohibited by the Funds’ policy on release of portfolio holdings.

Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. A Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds, such disclosure in the manner and at the time proposed is consistent with a Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Funds who have a reasonable need of that information to perform their services for the Funds, including, but not limited to Artisan Partners Distributors; Bell,

Boyd & Lloyd LLP, Ropes & Gray LLP, Seyfarth Shaw LLP, Fulbright & Jaworski LLP and Kirkpatrick & Lockhart LLP, attorneys for Artisan Funds; Ernst & Young LLP, the Funds’ independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; State Street Bank & Trust Company, the Funds’ custodian and transfer agent; Boston Financial Data Services, Inc., the Funds’ sub-transfer agent; Institutional Shareholder Services and Glass, Lewis & Co., the Funds’ proxy voting service providers; the Funds’ securities valuation service providers, which include Reuters, The WM Company, Bloomberg, FT Interactive Data, Bear Stearns, Lehman Brothers Fixed Income Research and ITG, Inc.; and the Funds’ printing, reporting, website and filing support service providers, which include R.R. Donnelley & Sons Company, Confluence Technologies, Inc., Compex Litigation Support LLC, Ivize, Stark Media, Diversified Mail & Fulfillment Specialists, Proven Direct, Essex Two and The Printery; (b) to broker-dealers or other counterparties, research providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research or analytical services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Funds’ policy on purchases and redemptions in kind.

Exceptions to Policy. Exceptions to the policy on the release of portfolio holdings must be (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds that such disclosure in the manner and at the time proposed is consistent with a Fund’s legitimate business purpose and (ii) made pursuant to a written agreement under which the person or entity receiving portfolio holdings information is subject to a duty of confidentiality and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available.

Artisan Funds’ chief compliance officer or, in his or her absence, its general counsel is responsible for keeping written records of any exceptions granted. To guard against conflicts between the interests of the Fund and Artisan Partners or its affiliates, any exceptions are required to be reported to the board of directors no later than at the next regularly scheduled board meeting after an exception is made.

Purchasing and Redeeming Shares

Purchases and redemptions are discussed in the prospectus under the headings “Buying Shares” and “Redeeming Shares.” In addition, you may, subject to the approval of Artisan Funds, purchase shares of a Fund with securities that are held in the Funds’ portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by that Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. Should Artisan Funds approve your purchase of a Fund’s shares with securities, Artisan Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Funds at 1-800-399-1770.

Artisan Emerging Markets Fund, Artisan International Fund and Artisan International Value Fund impose a 2% redemption fee when you sell or exchange shares owned for 90 days or less. In calculating the redemption fee, the Funds currently use the “first-in, first-out” method, but reserve the right, after notice to shareholders, to change that methodology.

Shares of each Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. Each Fund may authorize from time to time certain financial services companies, broker-dealers or their designees (“authorized agents”) to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay a Fund’s NAV per share (see “Net Asset Value” below) next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds that reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent and the Fund’s 2% redemption fee, if applicable. However, each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on Artisan Emerging Markets Fund, Artisan International Fund and Artisan International Value Fund shares held for 90 days or less, for any account held through an authorized agent.

Some investors may purchase shares of the Funds through an authorized agent or other financial services company that does not charge any transaction fees directly to those investors. However, such a company may charge a fee for accounting and shareholder servicing services provided by the company with respect to Fund shares held by the company for its customers. These services may include record keeping, transaction processing for shareholders’ accounts and other services to clients of the authorized agents. A Fund may pay a portion of those fees, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered directly on the books of the Fund. Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund) and for distribution and marketing-related services. Such payments may be made for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Funds and sponsoring sales meetings. Although neither the Funds nor Artisan Partners pays for a Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Funds may be included.

Net Asset Value. Share purchase and redemption orders will be priced at a Fund’s NAV next computed after such orders are received and accepted by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on a Fund’s behalf.

The NAV of the Funds’ shares is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of

these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, a Fund’s NAV should be determined on any such day, in which case the determination will be made as of 4:00 p.m., Eastern Time. The NAV per share of a Fund (or of a class of shares of a Fund) is determined by dividing the value of all its securities and other assets, less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.

Artisan Emerging Markets Fund, Artisan International Fund, and Artisan International Value Fund generally invest a significant portion (and perhaps as much as substantially all) of their total assets in securities primarily traded outside the United States. Artisan Mid Cap Fund has the ability to invest up to 5% of its net assets at market value at the time of purchase in securities traded outside the U.S. The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their NAVs, and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Funds calculate their NAVs.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are priced at a fair value, calculated according to procedures adopted by the board of directors. Reliable market quotations may be considered not to be readily available, and a Fund may therefore use fair value pricing, if, in the opinion of the valuation committee, the value of a security the Fund holds is materially affected by events occurring after the close of the primary market or exchange on which the security is traded but before the time as of which the NAV is calculated. Artisan Partners has retained a third party service provider to assist in determining estimates of fair values for foreign securities. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund.

Although each Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of a Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

Each Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.

The Funds have adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1/2 of 1% of the originally computed NAV	The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a benefit from the error, no action is taken.

= or > 1/2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Tax Information

Artisan Funds intends for each Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Code and thus not be subject to federal income taxes on amounts that it distributes to shareholders. If any of the Funds should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders.

Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is deemed paid as of December 31 of the prior calendar year.

You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain, except as described below with respect to “qualified dividend income.” Net short-term gain distributed by a Fund does not retain its character; it is taxable to shareholders as ordinary income and may not be set off against other capital losses. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have held your shares. Long-term gains are those derived from securities held by a Fund for more than one year.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) reduced the maximum tax rate on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum tax rate on “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. In the case of a Fund, which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by that Fund. To the extent a Fund distributes amounts of dividends, including capital gain dividends, that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2011.

You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

A Fund may be required to withhold federal income tax (“backup withholding”) from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

•	You fail to furnish your properly certified social security or other tax identification number;

•	You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

•	You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

•	The IRS informs the Fund that your tax identification number is incorrect.

As modified by the Act, the backup withholding percentage is 28% for amounts paid through 2010, when the percentage will increase to 31% unless amended by Congress.

The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Funds must promptly pay the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Funds to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing their proportionate share of a Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, a Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

In accordance with tax laws, each Fund intends to treat securities issued by a PFIC as sold on the last day of the Fund’s fiscal year and recognize any gains for tax purposes at that time; losses may be recognized to the extent of any gains recognized. Such gains will be considered ordinary income that the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

A Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Foreign currency gains and losses are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased.

If more than 50% of the value of a Fund’s total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself take the deduction for foreign taxes paid in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax. The Funds currently do not expect to pass through foreign taxes to shareholders, but instead expect to account for those taxes at the Fund level.

The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. The Funds generally do not sell shares to investors residing outside the U.S. and certain of the Funds’ investment strategies and policies may cause adverse tax consequences for shareholders residing outside the U.S. U.S. citizens residing in a foreign country should consult their tax advisors as to the tax consequences of owning Fund shares.

Custodian and Transfer Agent

State Street Bank & Trust Company (“State Street”), 200 Newport Avenue, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Funds. State Street is responsible for, among other things, safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. State Street also performs transfer agency, dividend paying agency and portfolio accounting services for the Funds. State Street has delegated most transfer agent functions to its affiliate, Boston Financial Data Services, 30 Dan Road, Canton, MA 02021. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Funds.

Financial Statements

The financial statements of the Funds for the fiscal year ended September 30, 2006, the notes thereto and the report of Ernst & Young LLP thereon, are incorporated herein by reference from the Funds’ (Institutional Shares) annual report to shareholders.

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